UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

200 Central Avenue, Suite 220

St. Petersburg, FL 33701

(Address of principal executive offices) (Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 810-8160

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ARK Genomic Revolution ETF

ARKG | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2026

This semi-annual shareholder report contains important information about ARK Genomic Revolution ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Genomic Revolution ETF	$43	0.75%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$1,272,754,793
Total number of portfolio holdings	35
Period portfolio turnover rate	14%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Health Care	98.8%
Information Technology	1.0%
Financials (Money Market Fund)	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Autonomous Technology & Robotics ETF

ARKQ | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2026

This semi-annual shareholder report contains important information about ARK Autonomous Technology & Robotics ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Autonomous Technology & Robotics ETF	$43	0.75%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$2,049,611,015
Total number of portfolio holdings	38
Period portfolio turnover rate	13%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	38.7%
Information Technology	31.4%
Consumer Discretionary	17.4%
Communication Services	6.5%
Health Care	2.3%
Energy	2.1%
Utilities	1.1%
Financials (Money Market Fund)	0.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Innovation ETF

ARKK | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2026

This semi-annual shareholder report contains important information about ARK Innovation ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Innovation ETF	$38	0.75%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$6,676,957,929
Total number of portfolio holdings	47
Period portfolio turnover rate	20%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Health Care	27.7%
Information Technology	26.2%
Consumer Discretionary	15.7%
Financials	12.3%
Communication Services	12.1%
Industrials	6.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Next Generation Internet ETF

ARKW | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2026

This semi-annual shareholder report contains important information about ARK Next Generation Internet ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Next Generation Internet ETF	$35	0.75%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$1,833,916,100
Total number of portfolio holdings	49
Period portfolio turnover rate	15%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Information Technology	39.4%
Communication Services	21.1%
Financials	20.6%
Consumer Discretionary	18.8%
Financials (Money Market Fund)	0.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Blockchain & Fintech Innovation ETF

ARKF | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2026

This semi-annual shareholder report contains important information about ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Blockchain & Fintech Innovation ETF	$34	0.75%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$963,428,752
Total number of portfolio holdings	44
Period portfolio turnover rate	13%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Financials	43.3%
Information Technology	24.5%
Consumer Discretionary	15.9%
Communication Services	13.5%
Real Estate	1.5%
Financials (Money Market Fund)	1.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Space & Defense Innovation ETF

ARKX | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2026

This semi-annual shareholder report contains important information about ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF) (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Space & Defense Innovation ETF	$42	0.75%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$821,037,737
Total number of portfolio holdings	34
Period portfolio turnover rate	16%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	59.6%
Information Technology	26.2%
Communication Services	6.5%
Consumer Discretionary	5.4%
Health Care	1.6%
Financials (Money Market Fund)	0.4%
Equity Fund	0.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

The 3D Printing ETF

PRNT | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2026

This semi-annual shareholder report contains important information about The 3D Printing ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The 3D Printing ETF	$34	0.66%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$68,326,539
Total number of portfolio holdings	45
Period portfolio turnover rate	24%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	38.9%
Information Technology	32.8%
Health Care	14.6%
Materials	6.8%
Consumer Discretionary	6.5%
Financials (Money Market Fund)	0.3%
Consumer Staples	0.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Israel Innovative Technology ETF

IZRL | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2026

This semi-annual shareholder report contains important information about ARK Israel Innovative Technology ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Israel Innovative Technology ETF	$27	0.50%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$141,430,289
Total number of portfolio holdings	65
Period portfolio turnover rate	30%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Information Technology	47.5%
Health Care	16.3%
Industrials	16.0%
Communication Services	9.7%
Consumer Discretionary	6.0%
Consumer Staples	1.5%
Financials	1.5%
Financials (Money Market Fund)	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK DIET Q1 Buffer ETF

ARKD | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2026

This semi-annual shareholder report contains important information about ARK DIET Q1 Buffer ETF (the "Fund") for the period of January 2, 2026 to January 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK DIET Q1 Buffer ETF	$1Footnote Reference(1)	0.17%
Footnote	Description
Footnote(1)	Based on the period January 2, 2026 (commencement of operations) through January 31, 2026. Expenses would have been higher if based on the full reporting period.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$1,467,737
Total number of portfolio holdings	4
Period portfolio turnover rate	36%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Equity Fund	85.3%
Call	7.3%
Put	6.8%
Financials (Money Market Fund)	0.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK DIET Q4 Buffer ETF

ARKT | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2026

This semi-annual shareholder report contains important information about ARK DIET Q4 Buffer ETF (the "Fund") for the period of October 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK DIET Q4 Buffer ETF	$9Footnote Reference(1)	0.28%
Footnote	Description
Footnote(1)	Based on the period October 1, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if based on the full reporting period.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$2,768,364
Total number of portfolio holdings	4
Period portfolio turnover rate	29%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Equity Fund	86.3%
Put	9.1%
Call	3.8%
Financials (Money Market Fund)	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Schedule of Investments ARK Genomic Revolution ETF
January 31, 2026 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.5%
Biotechnology – 53.7%
Absci Corp.*†(a)	12,019,802	$ 35,939,208
Amgen, Inc.	45,055	15,403,403
Arcturus Therapeutics Holdings, Inc.*†	2,613,794	19,525,041
Beam Therapeutics, Inc.*(a)	2,209,480	61,025,838
CareDx, Inc.*	2,126,762	43,704,959
Caris Life Sciences, Inc.*	407,334	9,433,856
Compass Pathways PLC (United Kingdom)*(b)	2,145,054	14,350,411
CRISPR Therapeutics AG (Switzerland)*(a)	2,034,541	101,645,668
Incyte Corp.*	135,992	13,608,720
Intellia Therapeutics, Inc.*(a)	2,995,166	39,386,433
Ionis Pharmaceuticals, Inc.*	402,154	33,246,071
Natera, Inc.*	236,502	54,665,072
Nurix Therapeutics, Inc.*	1,592,110	26,301,657
Prime Medicine, Inc.*(a)	4,985,424	18,994,466
Recursion Pharmaceuticals, Inc., Class A*(a)	12,153,128	50,921,606
Twist Bioscience Corp.*	2,229,125	91,550,164
Veracyte, Inc.*	1,097,405	41,789,182
Vertex Pharmaceuticals, Inc.*	25,948	12,192,965
Total Biotechnology		683,684,720
Electronic Equipment, Instruments & Components – 1.0%
908 Devices, Inc.*†(a)	1,976,162	12,469,582
Health Care Equipment & Supplies – 3.2%
Butterfly Network, Inc.*(a)	6,229,192	24,667,600
Cerus Corp.*	6,691,243	15,590,596
Total Health Care Equipment & Supplies		40,258,196
Health Care Providers & Services – 7.5%
GeneDx Holdings Corp.*	205,719	19,802,511
Guardant Health, Inc.*	667,442	76,115,086
Total Health Care Providers & Services		95,917,597
Health Care Technology – 3.0%
Schrodinger, Inc.*	2,118,509	29,595,571
Veeva Systems, Inc., Class A*	40,948	8,350,116
Total Health Care Technology		37,945,687
Life Sciences Tools & Services – 30.1%
10X Genomics, Inc., Class A*	3,288,358	66,424,832
Adaptive Biotechnologies Corp.*	2,149,231	39,760,773
Illumina, Inc.*	397,493	57,560,961
Pacific Biosciences of California, Inc.*	11,140,437	25,177,388
Personalis, Inc.*†	8,329,028	78,042,993
Quantum-Si, Inc.*(a)	7,012,113	7,923,688
Standard BioTools, Inc.*(a)	3,063,591	4,289,027
Tempus AI, Inc.*(a)	1,755,350	105,005,037
Total Life Sciences Tools & Services		384,184,699
Investments	Shares	Value
Pharmaceuticals – 1.0%
AtaiBeckley, Inc. (Germany)*	3,299,659	$ 12,406,718
Total Common Stocks (Cost $2,692,617,593)		1,266,867,199
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.58%(c)
(Cost $2,675,731)	2,675,731	2,675,731
Total Investments – 99.7% (Cost $2,695,293,324)		1,269,542,930
Other Assets in Excess of Liabilities – 0.3%		3,211,863
Net Assets – 100.0%		$1,272,754,793

†     Affiliated security

*     Non-income producing security

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $177,538,045; total market value of the collateral held by the fund was $190,773,521. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $190,773,521.

(b)  American Depositary Receipt

(c)   Rate shown represents annualized 7-day yield as of January 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Genomic Revolution ETF
January 31, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026(a)
Common Stocks — 11.5%
Biotechnology — 4.4%
Absci Corp.	33,212,741	31,258,701	(28,572,098)	1,580,008	(1,540,144)	—	—	—	12,019,802	35,939,208
Arcturus Therapeutics Holdings, Inc.	20,607,391	29,751,246	(17,804,065)	(44,325)	(12,985,206)	—	—	—	2,613,794	19,525,041
Electronic Equipment, Instruments & Components — 1.0%
908 Devices, Inc.	14,371,630	9,977,100	(11,023,383)	(8,867,437)	8,011,672	—	—	—	1,976,162	12,469,582
Life Sciences Tools & Services — 6.1%
Personalis, Inc.	38,378,556	58,478,047	(48,557,100)	4,175,420	25,568,070	—	—	—	8,329,028	78,042,993
	$106,570,318	$129,465,094	$(105,956,646)	$(3,156,334)	$19,054,392	$ —	$ —	$ —	24,938,786	$145,976,824

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of January 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2026, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,266,867,199	$ —	$ —	$1,266,867,199
Money Market Fund	2,675,731	—	—	2,675,731
Total	$1,269,542,930	$ —	$ —	$1,269,542,930

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Autonomous Technology & Robotics ETF
January 31, 2026 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 29.2%
AeroVironment, Inc.*	285,099	$79,368,711
Archer Aviation, Inc., Class A*	9,536,442	68,567,018
BWX Technologies, Inc.	185,177	38,040,911
Elbit Systems Ltd. (Israel)	43,268	30,398,799
Intuitive Machines, Inc.*	1,893,581	35,959,103
Kratos Defense & Security Solutions, Inc.*	1,630,491	167,956,878
L3Harris Technologies, Inc.	172,223	59,046,655
Rocket Lab Corp.*	1,503,828	120,411,508
Total Aerospace & Defense		599,749,583
Automobile Components – 2.3%
Kodiak AI, Inc.*(a)	2,097,541	19,108,599
WeRide, Inc. (China)*(b)	3,443,309	27,580,905
Total Automobile Components		46,689,504
Automobiles – 11.6%
BYD Co. Ltd. (China)(b)	1,705,877	21,101,699
Tesla, Inc.*	505,657	217,639,829
Total Automobiles		238,741,528
Broadline Retail – 2.6%
Amazon.com, Inc.*	219,963	52,637,146
Diversified Telecommunication – 1.9%
Iridium Communications, Inc.	1,927,205	38,389,924
Electric Utilities – 1.1%
Oklo, Inc.*(a)	278,709	22,190,811
Electronic Equipment, Instruments & Components – 1.1%
Teledyne Technologies, Inc.*	35,129	21,790,519
Health Care Equipment & Supplies – 1.2%
Intuitive Surgical, Inc.*	49,665	25,042,086
Health Care Providers & Services – 1.2%
Strata Critical Medical, Inc.*†	4,841,053	23,624,338
Hotels, Restaurants & Leisure – 0.9%
DoorDash, Inc., Class A*	95,338	19,508,062
Interactive Media & Services – 4.6%
Alphabet, Inc., Class C	151,303	51,220,605
Baidu, Inc. (China)*(b)	282,675	43,300,156
Total Interactive Media & Services		94,520,761
Machinery – 8.3%
Caterpillar, Inc.	37,304	24,522,157
Deere & Co.	149,897	79,145,616
Komatsu Ltd. (Japan)(b)	919,741	35,262,870
Symbotic, Inc.*(a)	568,435	30,905,811
Total Machinery		169,836,454
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 2.1%
Cameco Corp. (Canada)	345,049	$42,575,596
Passenger Airlines – 1.4%
Joby Aviation, Inc.*(a)	2,689,816	28,431,355
Semiconductors & Semiconductor Equipment – 20.6%
Advanced Micro Devices, Inc.*	379,442	89,825,305
NVIDIA Corp.	242,413	46,332,397
QUALCOMM, Inc.	119,246	18,076,501
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(b)	162,870	53,838,307
Teradyne, Inc.	885,891	213,544,025
Total Semiconductors & Semiconductor Equipment		421,616,535
Software – 9.8%
Aurora Innovation, Inc.*(a)	4,912,374	20,631,971
Palantir Technologies, Inc., Class A*	568,947	83,401,941
Pony AI, Inc. (China)*(b)	1,807,639	25,090,029
Synopsys, Inc.*	45,293	21,066,453
Trimble, Inc.*	755,200	51,051,520
Total Software		201,241,914
Total Common Stocks (Cost $1,365,792,441)		2,046,586,116
MONEY MARKET FUND – 0.5%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.58%(c) (Cost $10,572,333)	10,572,333	10,572,333
Total Investments – 100.4%
(Cost $1,376,364,774)		2,057,158,449
Liabilities in Excess of Other Assets – (0.4)%		(7,547,434)
Net Assets – 100.0%		$2,049,611,015

†     Affiliated security

*     Non-income producing security

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $51,055,643; total market value of the collateral held by the fund was $54,854,165.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $54,854,165.

(b)  American Depositary Receipt

(c)   Rate shown represents annualized 7-day yield as of January 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Autonomous Technology & Robotics ETF
January 31, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026(a)
Common Stock — 1.2%
Health Care Providers & Services — 1.2%
Strata Critical Medical, Inc.
Passenger Airlines – 0.0%	22,842,929	6,408,158	(9,974,534)	(22,119,530)	26,467,316	—	—	—	4,841,053	23,624,338
	$22,842,929	$6,408,158	$(9,974,534)	$(22,119,530)	$26,467,316	$ —	$ —	$ —	4,841,053	$23,624,338

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of January 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2026, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,046,586,116	$ —	$ —	$2,046,586,116
Money Market Fund	10,572,333	—	—	10,572,333
Total	$2,057,158,449	$ —	$ —	$2,057,158,449

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Innovation ETF
January 31, 2026 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 4.6%
Archer Aviation, Inc., Class A*	19,197,183	$138,027,746
BWX Technologies, Inc.	402,351	82,654,966
Kratos Defense & Security Solutions, Inc.*	826,238	85,110,776
Total Aerospace & Defense		305,793,488
Automobiles – 10.9%
Tesla, Inc.*3	1,687,826	726,457,189
Biotechnology – 17.3%
Beam Therapeutics, Inc.*†(a)	8,536,119	235,767,607
CRISPR Therapeutics AG (Switzerland)*†(a)	7,324,538	365,933,919
Intellia Therapeutics, Inc.*†(a)	8,979,868	118,085,264
Natera, Inc.*	397,068	91,778,298
Recursion Pharmaceuticals, Inc., Class A*(a)	20,202,055	84,646,610
Twist Bioscience Corp.*†	4,192,578	172,189,178
Veracyte, Inc.*†	2,237,777	85,214,548
Total Biotechnology		1,153,615,424
Broadline Retail – 2.7%
Alibaba Group Holding Ltd. (China)(b)	353,591	59,954,890
Amazon.com, Inc.*	520,143	124,470,220
Total Broadline Retail		184,425,110
Capital Markets – 10.1%
Bullish (Cayman Islands)*(a)	3,204,510	96,776,202
Coinbase Global, Inc., Class A*	1,584,993	308,661,537
Robinhood Markets, Inc., Class A*	2,683,450	266,949,606
Total Capital Markets		672,387,345
Consumer Finance – 0.8%
SoFi Technologies, Inc.*	2,267,989	51,732,829
Entertainment – 8.1%
Brera Holdings PLC, Class B (Ireland)*†(a)	6,222,479	8,587,021
ROBLOX Corp., Class A*	3,051,253	200,650,397
Roku, Inc.*	3,507,736	333,936,467
Total Entertainment		543,173,885
Financial Services – 1.4%
Block, Inc.*	1,559,174	94,220,885
Health Care Equipment & Supplies – 0.3%
Cerus Corp.*	9,536,274	22,219,518
Health Care Providers & Services – 0.8%
GeneDx Holdings Corp.*	549,633	52,907,672
Hotels, Restaurants & Leisure – 2.1%
Airbnb, Inc., Class A*	546,598	70,713,383
DraftKings, Inc., Class A*	2,508,558	69,010,431
Total Hotels, Restaurants & Leisure		139,723,814
Interactive Media & Services – 3.0%
Alphabet, Inc., Class C	103,648	35,087,957
Baidu, Inc. (China)*(b)	570,847	87,442,344
Meta Platforms, Inc., Class A	111,334	79,770,811
Total Interactive Media & Services		202,301,112
Investments	Shares	Value
IT Services – 5.8%
CoreWeave, Inc., Class A*	1,088,324	$101,420,913
Shopify, Inc., Class A (Canada)*	2,159,796	283,430,029
Total IT Services		384,850,942
Life Sciences Tools & Services – 9.3%
10X Genomics, Inc., Class A*†	7,244,970	146,348,394
Illumina, Inc.*	698,313	101,122,706
Pacific Biosciences of California, Inc.*†	21,023,236	47,512,513
Tempus AI, Inc.*(a)	5,437,877	325,293,802
Total Life Sciences Tools & Services		620,277,415
Machinery – 1.4%
Deere & Co.	183,753	97,021,584
Media – 0.9%
Trade Desk, Inc. (The), Class A*	1,958,681	59,406,795
Semiconductors & Semiconductor Equipment – 11.6%
Advanced Micro Devices, Inc.*	1,121,209	265,423,806
Broadcom, Inc.	179,209	59,371,942
NVIDIA Corp.	568,485	108,654,538
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(b)	305,766	101,074,009
Teradyne, Inc.	989,013	238,401,584
Total Semiconductors & Semiconductor Equipment		772,925,879
Software – 8.8%
BitMine Immersion Technologies, Inc.(a)	5,829,822	146,328,532
Circle Internet Group, Inc.*(a)	2,562,726	163,835,073
PagerDuty, Inc.*†	5,796,136	61,439,042
Palantir Technologies, Inc., Class A*	1,473,316	215,973,393
Total Software		587,576,040
Total Common Stocks (Cost $9,922,292,004)		6,671,016,926
WARRANTS – 0.1%
Entertainment – 0.1%
Brera Holdings PLC	4,316,257	4,359,420
Total Warrants (Cost $–)		4,359,420
MONEY MARKET FUND – 0.0%(c)
Goldman Sachs Financial Square Treasury Obligations Fund, 3.58%(d) (Cost $1,600,581)	1,600,581	1,600,581
Total Investments – 100.0% (Cost $9,923,892,585)		6,676,976,927
Liabilities in Excess of Other Assets – (0.0)%(c)		(18,998)
Net Assets – 100.0%		$6,676,957,929

*     Non-income producing security

†     Affiliated security

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $578,141,553; total market value of the collateral held by the fund was $625,741,261.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $625,741,261.

(b)  American Depositary Receipt

(c)   Less than 0.05%

(d)  Rate shown represents annualized 7-day yield as of January 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Innovation ETF
January 31, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Capital Gain Distributions ($)	Affiliated Dividend Income ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026(a)
Common Stocks — 17.3%
Biotechnology — 13.4%
Beam Therapeutics, Inc.	145,737,455	444,947,938	(425,304,932)	20,292,762	50,094,384	—	—	—	8,536,119	235,767,607
CRISPR Therapeutics AG	429,040,448	918,569,140	(952,835,361)	46,082,675	(74,922,983)	—	—	—	7,324,538	365,933,919
Intellia Therapeutics, Inc.	111,158,927	227,126,450	(236,963,003)	(11,933,277)	28,696,167	—	—	—	8,979,868	118,085,264
Twist Bioscience Corp.	137,016,861	278,178,264	(284,207,047)	(175,676)	41,376,776	—	—	—	4,192,578	172,189,178
Entertainment — 0.1%
Brera Holdings PLC	—	46,600,234	(17,863,345)	389,078	(20,538,946)	—	—	—	6,222,479	8,587,021
Health Care Equipment & Supplies — 0.0%
Cerus Corp.^	14,913,051	35,413,836	(38,259,237)	(115,851)	51,450,709	(41,182,990)	—	—	9,536,274	22,219,518
Life Sciences Tools & Services — 2.9%
10X Genomics, Inc.	136,088,916	224,238,702	(268,288,502)	(63,508,749)	117,818,027	—	—	—	7,244,970	146,348,394
Pacific Biosciences of California, Inc.	33,052,192	66,398,722	(65,818,739)	(29,218,589)	43,098,927	—	—	—	21,023,236	47,512,513
Software — 0.9%
PagerDuty, Inc.	121,452,432	207,625,892	(232,522,647)	(12,585,652)	(22,530,983)	—	—	—	5,796,136	61,439,042
	$1,128,460,282	$2,449,099,178	$(2,522,062,813)	$(50,773,279)	$214,542,078	$(41,182,990)	$ —	$ —	69,319,924	$1,155,862,938

^     As of January 31, 2026, the company is no longer considered to be an affiliated security.

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of January 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2026, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$6,671,016,926	$ —	$ —	$6,671,016,926
Warrants	4,359,420	—	—	4,359,420
Money Market Fund	1,600,581	—	—	1,600,581
Total	$6,676,976,927	$ —	$ —	$6,676,976,927

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Next Generation Internet ETF (consolidated)
January 31, 2026 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 92.7%
Automobiles – 9.6%
Tesla, Inc.*	409,240	$176,140,988
Broadline Retail – 4.2%
Alibaba Group Holding Ltd. (China)(a)	105,051	17,812,448
Amazon.com, Inc.*	160,915	38,506,959
MercadoLibre, Inc. (Brazil)*	10,042	21,568,107
Total Broadline Retail		77,887,514
Capital Markets – 10.0%
Bullish (Cayman Islands)*(b)	773,986	23,374,377
Coinbase Global, Inc., Class A*	399,838	77,864,452
Robinhood Markets, Inc., Class A*	822,073	81,779,822
Total Capital Markets		183,018,651
Entertainment – 10.6%
Brera Holdings PLC, Class B (Ireland)*(b)	1,848,217	2,550,539
Netflix, Inc.*	239,404	19,987,840
ROBLOX Corp., Class A*	797,618	52,451,360
Roku, Inc.*	1,058,444	100,763,869
Spotify Technology SA*	35,992	18,008,597
Total Entertainment		193,762,205
Financial Services – 3.5%
Block, Inc.*	759,513	45,897,371
Toast, Inc., Class A*	582,722	18,128,481
Total Financial Services		64,025,852
Hotels, Restaurants & Leisure – 5.0%
Airbnb, Inc., Class A*	186,844	24,172,008
DoorDash, Inc., Class A*	110,325	22,574,702
DraftKings, Inc., Class A*	896,414	24,660,349
Genius Sports Ltd. (United Kingdom)*	2,245,787	19,538,347
Total Hotels, Restaurants & Leisure		90,945,406
Interactive Media & Services – 9.4%
Alphabet, Inc., Class C	192,011	65,001,484
Baidu, Inc. (China)*(a)	188,074	28,809,175
Meta Platforms, Inc., Class A	67,217	48,160,981
Nextdoor Holdings, Inc.*	7,366,343	14,438,032
Pinterest, Inc., Class A*	768,649	17,010,202
Total Interactive Media & Services		173,419,874
IT Services – 8.6%
Cloudflare, Inc., Class A*	166,877	29,595,636
CoreWeave, Inc., Class A*	521,824	48,628,779
Shopify, Inc., Class A (Canada)*	610,084	80,061,323
Total IT Services		158,285,738
Media – 0.9%
Trade Desk, Inc. (The), Class A*	577,017	17,500,926
Semiconductors & Semiconductor Equipment – 13.6%
Advanced Micro Devices, Inc.*	545,248	129,076,559
Broadcom, Inc.	69,721	23,098,567
NVIDIA Corp.	148,192	28,323,937
QUALCOMM, Inc.	114,410	17,343,412
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	159,100	$52,592,096
Total Semiconductors & Semiconductor Equipment		250,434,571
Software – 16.1%
BitMine Immersion Technologies, Inc.(b)	1,685,129	42,296,738
Circle Internet Group, Inc.*	767,267	49,051,379
Crowdstrike Holdings, Inc., Class A*	76,721	33,865,033
Datadog, Inc., Class A*	174,714	22,594,014
Figma, Inc., Class A*(b)	477,555	12,378,226
Gitlab, Inc., Class A*	567,367	19,846,498
PagerDuty, Inc.*	1,301,937	13,800,532
Palantir Technologies, Inc., Class A*	360,489	52,844,083
Rubrik, Inc., Class A*	388,576	21,740,827
Salesforce.com, Inc.	42,102	8,937,834
Unity Software, Inc.*	588,261	17,118,395
Total Software		294,473,559
Technology Hardware, Storage & Peripherals – 1.2%
Pure Storage, Inc., Class A*	308,223	21,433,828
Total Common Stocks (Cost $2,024,412,709)		1,701,329,112
EXCHANGE-TRADED FUNDS – 7.2%
Financials – 7.2%
3iQ Ether Staking ETF (Canada)*†	906,908	9,449,981
3iQ Solana Staking ETF (Canada)*†	467,528	4,371,387
ARK 21Shares Bitcoin ETF†	4,207,018	116,955,100
Total Financials		130,776,468
Total Exchange-Traded Funds (Cost $76,934,517)		130,776,468
WARRANTS – 0.1%
Entertainment – 0.1%
Brera Holdings PLC	1,395,691	1,409,648
Total Warrants (Cost $–)		1,409,648
MONEY MARKET FUND – 0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.58%(c) (Cost $1,525,033)	1,525,033	1,525,033
Total Investments – 100.1% (Cost $2,102,872,259)		1,835,040,261
Liabilities in Excess of Other Assets – (0.1)%		(1,124,161)
Net Assets – 100.0%		$1,833,916,100

†     Affiliated security

*     Non-income producing security

(a)   American Depositary Receipt

(b)  All or a portion of the security was on loan. The aggregate market value of the securities on loan was $39,444,698; total market value of the collateral held by the fund was $42,836,375.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $42,836,375.

(c)   Rate shown represents annualized 7-day yield as of January 31, 2026.
See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Next Generation Internet ETF (consolidated)
January 31, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026(a)
Exchange-Traded Funds — 7.1%
Financials — 7.1%
3iQ Ether Staking ETF	26,490,795	7,003,950	(22,164,504)	3,643,501	(5,523,761)	—	—	—	906,908	9,449,981
3iQ Solana Staking ETF	11,484,873	4,684,454	(10,731,176)	2,204,894	(3,271,658)	—	—	—	467,528	4,371,387
ARK 21Shares Bitcoin ETF	156,417,540	5,120,172	—	—	(44,582,612)	—	—	—	4,207,018	116,955,100
	$194,393,208	$16,808,576	$(32,895,680)	$ 5,848,395	$(53,378,031)	$ —	$ —	$ —	5,581,454	$130,776,468

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of January 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2026, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,701,329,112	$ —	$ —	$1,701,329,112
Exchange-Traded Funds	130,776,468	—	—	130,776,468
Warrants	1,409,648	—	—	1,409,648
Money Market Fund	1,525,033	—	—	1,525,033
Total	$1,835,040,261	$ —	$ —	$1,835,040,261

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (consolidated)
January 31, 2026 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 92.5%
Banks – 2.4%
NU Holdings Ltd., Class A (Brazil)*	1,278,408	$22,691,742
Broadline Retail – 10.7%
Alibaba Group Holding Ltd. (China)(a)	82,477	13,984,800
Amazon.com, Inc.*	114,586	27,420,430
Global-e Online Ltd. (Israel)*	336,244	12,289,718
MercadoLibre, Inc. (Brazil)*	15,067	32,360,752
Sea Ltd. (Singapore)*(a)	142,656	16,617,998
Total Broadline Retail		102,673,698
Capital Markets – 14.7%
Bullish (Cayman Islands)*(b)	568,819	17,178,334
Coinbase Global, Inc., Class A*	276,789	53,901,890
Etoro Group Ltd., Class A (Israel)*	321,188	9,442,927
Futu Holdings Ltd. (Hong Kong)*(a)	102,131	16,603,436
Intercontinental Exchange, Inc.	51,623	8,971,045
Robinhood Markets, Inc., Class A*	362,458	36,057,322
Total Capital Markets		142,154,954
Consumer Finance – 4.4%
Kaspi.KZ JSC (Kazakhstan)*(a)	128,775	9,808,792
SoFi Technologies, Inc.*	1,433,581	32,699,982
Total Consumer Finance		42,508,774
Entertainment – 7.5%
Brera Holdings PLC, Class B (Ireland)*	1,018,952	1,406,154
ROBLOX Corp., Class A*	390,009	25,646,992
Roku, Inc.*	327,603	31,187,805
Spotify Technology SA*	27,966	13,992,788
Total Entertainment		72,233,739
Financial Services – 13.4%
Adyen NV (Netherlands)*(c)	16,957	25,193,395
Block, Inc.*	628,412	37,974,937
Klarna Group PLC (United Kingdom)*	764,940	17,647,166
PayPal Holdings, Inc.	145,912	7,696,362
Toast, Inc., Class A*	1,301,326	40,484,252
Total Financial Services		128,996,112
Hotels, Restaurants & Leisure – 5.4%
Airbnb, Inc., Class A*	131,296	16,985,763
DoorDash, Inc., Class A*	73,408	15,020,745
DraftKings, Inc., Class A*	728,682	20,046,042
Total Hotels, Restaurants & Leisure		52,052,550
Insurance – 1.6%
Discovery Ltd. (South Africa)	1,083,657	15,778,811
Interactive Media & Services – 6.1%
LY Corp. (Japan)	4,888,796	12,528,408
Meta Platforms, Inc., Class A	37,919	27,168,964
Pinterest, Inc., Class A*	844,701	18,693,233
Total Interactive Media & Services		58,390,605
Investments	Shares	Value
IT Services – 8.7%
Shopify, Inc., Class A (Canada)*	637,700	$83,685,371
Real Estate Management & Development – 1.5%
Zillow Group, Inc., Class C*	237,205	14,951,031
Semiconductors & Semiconductor Equipment – 4.6%
Advanced Micro Devices, Inc.*	117,214	27,748,070
NVIDIA Corp.	86,014	16,439,856
Total Semiconductors & Semiconductor Equipment		44,187,926
Software – 11.5%
BitMine Immersion Technologies, Inc.(b)	904,285	22,697,554
Circle Internet Group, Inc.*(b)	481,226	30,764,778
Crowdstrike Holdings, Inc., Class A*	27,943	12,334,180
Intuit, Inc.	11,577	5,775,997
Palantir Technologies, Inc., Class A*	270,826	39,700,383
Total Software		111,272,892
Total Common Stocks
(Cost $1,173,820,219)		891,578,205
EXCHANGE-TRADED FUNDS – 7.2%
Financials – 7.2%
3iQ Ether Staking ETF (Canada)*†	627,044	6,533,799
3iQ Solana Staking ETF (Canada)*†	435,627	4,073,112
ARK 21Shares Bitcoin ETF†	2,117,650	58,862,411
Total Financials		69,469,322
Total Exchange - Traded Funds
(Cost $60,162,586)		69,469,322
WARRANTS – 0.1%
Entertainment – 0.1%
Brera Holdings PLC	788,053	795,934
Total Warrants
(Cost $–)		795,934
MONEY MARKET FUND – 1.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.58%(d) (Cost $12,179,963)	12,179,963	12,179,963
Total Investments – 101.1%
(Cost $1,246,162,768)		974,023,424
Liabilities in Excess of Other Assets – (1.1)%		(10,594,672)
Net Assets – 100.0%		$963,428,752

†     Affiliated security

*     Non-income producing security

(a)   American Depositary Receipt

(b)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $12,041,353; total market value of the collateral held by the fund was $13,035,358.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $13,035,358.

(c)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7-day yield as of January 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (consolidated)
January 31, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026(a)
Exchange-Traded Funds — 7.2%
Financials — 7.2%
3iQ Ether Staking ETF	16,741,364	5,669,227	(14,483,248)	1,723,165	(3,116,709)	—	—	—	627,044	6,533,799
3iQ Solana Staking ETF	10,756,670	3,781,403	(9,732,426)	1,318,157	(2,050,692)	—	—	—	435,627	4,073,112
ARK 21Shares Bitcoin ETF	66,199,787	12,061,793	—	—	(19,399,169)	—	—	—	2,117,650	58,862,411
	$93,697,821	$21,512,423	$(24,215,674)	$3,041,322	$(24,566,570)	$ —	$ —	$ —	$3,180,321	$69,469,322

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of January 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2026, based upon the three levels defined above:

ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$891,578,205	$ —	$ —	$891,578,205
Exchange-Traded Funds	69,469,322	—	—	69,469,322
Warrants	795,934	—	—	795,934
Money Market Fund	12,179,963	—	—	12,179,963
Total	$974,023,424	$ —	$ —	$974,023,424

‡        Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)
January 31, 2026 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.7%
Aerospace & Defense – 47.3%
AeroVironment, Inc.*	199,356	$55,498,717
Airbus SE (France)	32,462	7,441,830
Archer Aviation, Inc., Class A*	5,117,405	36,794,142
BWX Technologies, Inc.	70,883	14,561,495
Elbit Systems Ltd. (Israel)	19,055	13,387,471
HEICO Corp.	26,689	8,831,657
Intuitive Machines, Inc.*	807,478	15,334,007
Kratos Defense & Security Solutions, Inc.*	656,706	67,647,285
L3Harris Technologies, Inc.	210,844	72,287,865
Lockheed Martin Corp.	8,775	5,565,281
Rocket Lab Corp.*	914,813	73,249,077
Thales SA (France)	58,765	17,832,272
Total Aerospace & Defense		388,431,099
Air Freight & Logistics – 0.8%
JD Logistics, Inc. (China)*(a)	4,670,625	6,690,172
Broadline Retail – 3.2%
Amazon.com, Inc.*	108,783	26,031,772
Diversified Telecommunication – 3.8%
Iridium Communications, Inc.	1,547,984	30,835,841
Electronic Equipment, Instruments & Components – 1.3%
Teledyne Technologies, Inc.*	17,157	10,642,487
Health Care Providers & Services – 1.7%
Strata Critical Medical, Inc.*	2,753,965	13,439,349
Hotels, Restaurants & Leisure – 0.9%
DoorDash, Inc., Class A*	37,508	7,674,887
Household Durables – 1.3%
Garmin Ltd.	54,391	10,967,401
Industrial Conglomerates – 1.1%
Honeywell International, Inc.	39,263	8,933,118
Interactive Media & Services – 2.7%
Alphabet, Inc., Class C	65,814	22,280,014
Machinery – 8.3%
Deere & Co.	85,891	45,350,448
Komatsu Ltd. (Japan)	587,165	22,494,839
Total Machinery		67,845,287
Passenger Airlines – 2.3%
Joby Aviation, Inc.*(b)	1,803,248	19,060,331
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 16.0%
Advanced Micro Devices, Inc.*	153,583	$36,357,703
NVIDIA Corp.	100,678	19,242,586
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(c)	32,003	10,578,912
Teradyne, Inc.	270,152	65,120,140
Total Semiconductors & Semiconductor Equipment		131,299,341
Software – 9.0%
Dassault Systemes SE (France)	270,945	7,457,467
Palantir Technologies, Inc., Class A*	181,164	26,556,831
Synopsys, Inc.*	18,591	8,646,953
Trimble, Inc.*	463,832	31,355,043
Total Software		74,016,294
Total Common Stocks
(Cost $804,466,237)		818,147,393
EXCHANGE-TRADED FUND – 0.3%
Equity Fund – 0.3%
The 3D Printing ETF†
(Cost $3,859,349)	99,271	2,265,364
MONEY MARKET FUND – 0.4%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.58%(d)
(Cost $3,631,635)	3,631,635	3,631,635
Total Investments – 100.4%
(Cost $811,957,221)		824,044,392
Liabilities in Excess of Other Assets – (0.4)%		(3,006,655)
Net Assets – 100.0%		$821,037,737

†     Affiliated security

*     Non-income producing security

(a)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)  All or a portion of the security was on loan. The aggregate market value of the securities on loan was $10,303,594; total market value of the collateral held by the fund was $11,076,412.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $11,076,412.

(c)   American Depositary Receipt

(d)  Rate shown represents annualized 7-day yield as of January 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)
January 31, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026(a)
Exchange-Traded Fund — 0.3%
Equity Fund — 0.3%
The 3D Printing ETF
3,569,495	—	(1,513,378)	(1,050,605)	1,259,852	—	23,703	—	99,271	2,265,364
$3,569,495	$ —	$(1,513,378)	$(1,050,605)	$1,259,852	$ —	$23,703	$ —	99,271	$2,265,364

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of January 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2026, based upon the three levels defined above:

ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$818,147,393	$ —	$ —	$818,147,393
Exchange-Traded Fund	2,265,364	—	—	2,265,364
Money Market Fund	3,631,635	—	—	3,631,635
Total	$824,044,392	$ —	$ —	$824,044,392

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments The 3D Printing ETF
January 31, 2026 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.3%
Aerospace & Defense – 6.0%
ATI, Inc.*	739	$ 88,902
Carpenter Technology Corp.	273	86,768
General Electric Co.	4,063	1,246,488
L3Harris Technologies, Inc.	3,811	1,306,601
Moog, Inc., Class A	4,524	1,381,403
Total Aerospace & Defense		4,110,162
Automobile Components – 2.2%
Cie Generale des Etablissements Michelin SCA (France)	37,561	1,395,799
Dowlais Group PLC (United Kingdom)	73,567	93,719
Total Automobile Components		1,489,518
Chemicals – 4.7%
Arkema SA (France)	1,486	89,569
Avient Corp.	2,574	93,050
Evonik Industries AG (Germany)	5,894	91,523
Titomic Ltd. (Australia)*	16,102,919	2,803,316
Toray Industries, Inc. (Japan)	12,939	95,186
Total Chemicals		3,172,644
Electrical Equipment – 2.0%
AMETEK, Inc.	5,536	1,239,953
SGL Carbon SE (Germany)*	22,815	111,015
Total Electrical Equipment		1,350,968
Electronic Equipment, Instruments & Components – 5.8%
Hexagon AB, Class B (Sweden)	102,796	1,160,963
Jabil, Inc.	367	87,049
Renishaw PLC (United Kingdom)	52,743	2,742,483
Total Electronic Equipment, Instruments & Components		3,990,495
Health Care Equipment & Supplies – 10.8%
Align Technology, Inc.*	6,941	1,131,591
DENTSPLY SIRONA, Inc.	291,175	3,630,952
Straumann Holding AG (Switzerland)	21,855	2,632,043
Total Health Care Equipment & Supplies		7,394,586
Household Durables – 4.3%
Nikon Corp. (Japan)	235,298	2,950,347
Industrial Conglomerates – 5.4%
3M Co.	542	83,013
Siemens AG (Germany)	11,811	3,588,254
Total Industrial Conglomerates		3,671,267
Life Sciences Tools & Services – 3.8%
BICO Group AB (Sweden)*	1,337,739	2,590,626
Machinery – 17.6%
3D Systems Corp.*(a)	999,010	2,237,782
Kennametal, Inc.	2,682	92,234
Lincoln Electric Holdings, Inc.	5,030	1,334,711
Investments	Shares	Value
Machinery – (continued)
OC Oerlikon Corp. AG (Switzerland)	291,869	$ 1,336,545
Proto Labs, Inc.*	49,888	2,626,603
Sandvik AB (Sweden)	2,595	102,460
Stratasys Ltd.*(a)	245,211	2,623,758
Velo3D, Inc.*(a)	128,690	1,694,847
Total Machinery		12,048,940
Metals & Mining – 2.1%
Kaiser Aluminum Corp.	10,272	1,259,553
Materion Corp.	621	85,872
voestalpine AG (Austria)	1,938	91,888
Total Metals & Mining		1,437,313
Software – 23.1%
Autodesk, Inc.*	13,588	3,435,998
Dassault Systemes SE (France)	119,488	3,288,777
Materialise NV (Belgium)*(b)	485,012	2,672,416
PTC, Inc.*	21,352	3,333,688
Synopsys, Inc.*	6,502	3,024,178
Total Software		15,755,057
Technology Hardware, Storage & Peripherals – 7.8%
HP, Inc.	133,990	2,604,766
Nano Dimension Ltd. (Israel)*(b)	1,545,799	2,751,522
Total Technology Hardware, Storage & Peripherals		5,356,288
Trading Companies & Distributors – 3.7%
Xometry, Inc., Class A*(a)	43,985	2,512,863
Total Common Stocks
(Cost $78,757,506)		67,831,074
PREFERRED STOCK – 0.1%
Household Products – 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $111,624)	1,103	96,960
MONEY MARKET FUND – 0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.58%(c)
(Cost $198,341)	198,341	198,341
Total Investments – 99.7%
(Cost $79,067,471)		68,126,375
Other Assets in Excess of Liabilities – 0.3%		200,164
Net Assets – 100.0%		$68,326,539

*     Non-income producing security

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $4,416,700; total market value of the collateral held by the fund was $4,760,702.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,760,702.

(b)  American Depositary Receipt

(c)   Rate shown represents annualized 7-day yield as of January 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) The 3D Printing ETF
January 31, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2026, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$67,831,074	$ —	$ —	$67,831,074
Preferred Stock‡	96,960	—	—	96,960
Money Market Fund	198,341	—	—	198,341
Total	$68,126,375	$ —	$ —	$68,126,375

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Israel Innovative Technology ETF
January 31, 2026 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 97.1%
Aerospace & Defense – 9.7%
Aryt Industries Ltd. (Israel)	120,163	$ 2,380,271
Ashot-Ashkelon Industries Ltd. (Israel)	64,941	2,560,221
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	8,684	2,196,460
Elbit Systems Ltd. (Israel)	3,157	2,238,668
Orbit Technologies Ltd. (Israel)*	166,082	2,193,602
TAT Technologies Ltd.*	42,690	2,097,555
Total Aerospace & Defense		13,666,777
Automobile Components – 1.3%
Mobileye Global, Inc., Class A (Israel)*	202,423	1,817,759
Biotechnology – 5.1%
Compugen Ltd. (Israel)*	1,049,873	2,015,306
Enlivex Therapeutics Ltd. (Israel)*	628,310	602,435
Kamada Ltd. (Israel)	269,557	2,262,795
UroGen Pharma Ltd.*	115,545	2,265,838
Total Biotechnology		7,146,374
Capital Markets – 1.5%
Etoro Group Ltd., Class A (Israel)*	70,705	2,078,727
Communications Equipment – 4.8%
AudioCodes Ltd. (Israel)	254,834	2,127,864
Gilat Satellite Networks Ltd. (Israel)*	126,911	2,448,113
Ituran Location and Control Ltd. (Israel)	50,525	2,254,931
Total Communications Equipment		6,830,908
Diversified Telecommunication – 1.8%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	963,930	2,482,555
Electronic Equipment, Instruments & Components – 6.4%
Nayax Ltd. (Israel)*	37,598	2,114,216
PCB Technologies Ltd. (Israel)	468,589	2,450,544
RP Optical Lab Ltd. (Israel)*	194,076	2,396,170
Telsys Ltd. (Israel)	28,414	2,096,457
Total Electronic Equipment, Instruments & Components		9,057,387
Entertainment – 1.6%
Playtika Holding Corp.	614,004	2,222,694
Health Care Equipment & Supplies – 4.8%
Alpha Tau Medical Ltd. (Israel)*	292,134	2,027,410
Brainsway Ltd. (Israel)*(a)	96,843	2,264,189
Inmode Ltd.*	157,726	2,477,876
Total Health Care Equipment & Supplies		6,769,475
Health Care Providers & Services – 1.4%
Nano-X Imaging Ltd. (Israel)*(b)	733,290	2,001,882
Health Care Providers & Services – 1.6%
Amal Holdings AD Ltd. (Israel)*	347,360	2,206,545
Investments	Shares	Value
Hotels, Restaurants & Leisure – 4.6%
Fattal Holdings 1998 Ltd. (Israel)*	10,362	$ 2,137,822
Isrotel Ltd. (Israel)	40,546	2,262,984
Issta Ltd. (Israel)	60,469	2,161,523
Total Hotels, Restaurants & Leisure		6,562,329
Interactive Media & Services – 1.5%
Taboola.com Ltd. (Israel)*	524,429	2,097,716
IT Services – 6.1%
Malam – Team Ltd. (Israel)*	49,832	2,112,472
Matrix IT Ltd. (Israel)	46,749	2,099,418
One Software Technologies Ltd. (Israel)	72,769	2,096,453
Wix.com Ltd. (Israel)*	26,621	2,311,768
Total IT Services		8,620,111
Machinery – 1.4%
Stratasys Ltd.*(b)	191,786	2,052,110
Media – 1.5%
Perion Network Ltd. (Israel)*	233,860	2,057,968
Personal Care Products – 1.5%
Oddity Tech Ltd., Class A (Israel)*(b)	65,515	2,151,513
Pharmaceuticals – 3.3%
MediWound Ltd. (Israel)*(b)	129,961	2,356,193
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	68,279	2,326,948
Total Pharmaceuticals		4,683,141
Professional Services – 4.6%
Danel Adir Yeoshua Ltd. (Israel)	14,992	2,288,231
Fiverr International Ltd.*	128,156	2,146,613
Hilan Ltd. (Israel)	26,737	2,135,751
Total Professional Services		6,570,595
Semiconductors & Semiconductor Equipment – 9.1%
Camtek Ltd. (Israel)*(b)	15,354	2,249,822
Nova Ltd. (Israel)*(b)	5,082	2,326,743
Qualitau Ltd. (Israel)	10,801	2,352,096
Solrom Holdings Ltd. (Israel)*	389,863	1,773,448
Tower Semiconductor Ltd. (Israel)*	18,090	2,437,266
Valens Semiconductor Ltd. (Israel)*	1,048,488	1,782,429
Total Semiconductors & Semiconductor Equipment		12,921,804
Software – 20.3%
Allot Ltd. (Israel)*	202,708	2,078,972
Cellebrite DI Ltd. (Israel)*	126,183	1,856,152
Check Point Software Technologies Ltd. (Israel)*	11,768	2,112,474
Cognyte Software Ltd. (Israel)*	240,953	2,175,806
CyberArk Software Ltd.*	4,938	2,127,438
JFrog Ltd.*	39,541	2,166,847

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded) ARK Israel Innovative Technology ETF
January 31, 2026 (Unaudited)
Investments	Shares	Value
Software – (continued)
Magic Software Enterprises Ltd. (Israel)	80,684	$ 2,103,227
Monday.com Ltd.*	16,992	1,949,832
Nice Ltd. (Israel)*(a)	19,245	2,047,860
Pagaya Technologies Ltd., Class A*(b)	99,061	1,920,793
RADCOM Ltd. (Israel)*	172,735	2,166,097
Radware Ltd. (Israel)*	91,580	2,211,657
Riskified Ltd., Class A*	474,057	2,019,483
SimilarWeb Ltd. (Israel)*	352,070	1,834,285
Total Software		28,770,923
Wireless Telecommunication Services – 3.2%
Cellcom Israel Ltd. (Israel)	188,584	2,251,095
Partner Communications Co. Ltd. (Israel)	187,982	2,290,607
Total Wireless Telecommunication Services		4,541,702
Total Common Stocks
(Cost $111,236,230)		137,310,995
MONEY MARKET FUND – 1.4%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.58%(c)
(Cost $2,044,814)	2,044,814	2,044,814
Total Investments – 98.5%
(Cost $113,281,044)		139,355,809
Other Assets in Excess of Liabilities – 1.5%		2,074,480
Net Assets – 100.0%		$141,430,289

*        Non-income producing security

(a)     American Depositary Receipt

(b)     All or a portion of the security was on loan. The aggregate market value of the securities on loan was $6,484,378; total market value of the collateral held by the fund was $6,840,531. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $6,840,531.

(c)     Rate shown represents annualized 7-day yield as of January 31, 2026.

Country	Value	% of Net Assets
Israel	$ 113,863,916	80.5%
United States	25,491,893	18.0
Total Investments	139,355,809	98.5
Other Assets in Excess of Liabilities	2,074,480	1.5
Net Assets	$141,430,289	100.0%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2026, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$137,310,995	$ —	$ —	$137,310,995
Money Market Fund	2,044,814	—	—	2,044,814
Total	$139,355,809	$ —	$ —	$139,355,809

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
January 31, 2026 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF (consolidated)
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)(1)	$ 1,123,566,106	$2,033,534,111	$ 5,521,113,989	$ 1,704,263,793
Investments in affiliated securities at fair value (Note 2)	145,976,824	23,624,338	1,155,862,938	130,776,468
Cash	—	—	1,994	128,747
Receivables:
Dividends and interest	10,633	284,169	329,629	2,943
Capital shares sold	1,520,584	6,192,048	11,227,823	—
Investment securities sold	9,074,742	—	52,757,540	—
Securities lending income	50,162	157,878	146,058	22,478
Tax reclaims	4,024,465	41,821	1,446,000	—
Total Assets	1,284,223,516	2,063,834,365	6,742,885,971	1,835,194,429
LIABILITIES:
Payables:
Capital shares purchased	9,123,502	—	41,168,683	—
Investment securities purchased	1,512,457	12,938,281	20,074,836	—
Management fees (Note 3)	832,764	1,285,069	4,684,523	1,278,329
Total Liabilities	11,468,723	14,223,350	65,928,042	1,278,329
NET ASSETS	$ 1,272,754,793	$2,049,611,015	$ 6,676,957,929	$ 1,833,916,100
NET ASSETS CONSIST OF:
Paid-in capital	$ 5,771,775,772	$1,996,590,612	$15,473,442,268	$ 3,203,853,731
Total distributable earnings/(accumulated loss)	(4,499,020,979)	53,020,403	(8,796,484,339)	(1,369,937,631)
NET ASSETS	$ 1,272,754,793	$2,049,611,015	$ 6,676,957,929	$ 1,833,916,100
Shares outstanding no par value (unlimited shares authorized)	41,850,000	16,550,000	89,200,000	13,400,000
Net asset value, per share	$ 30.41	$ 123.84	$ 74.85	$ 136.86
Investments in non-affiliated securities at cost	$ 2,293,068,645	$1,337,647,070	$ 6,936,739,784	$ 2,025,937,742
Investments in affiliated securities at cost	$ 402,224,679	$ 38,717,704	$ 2,987,152,801	$ 76,934,517

(1)  Includes loaned securities having a market value of $177,538,045, 51,055,643, $578,141,553 and $39,444,698 for ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF and ARK Next Generation Internet ETF, respectively.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)
January 31, 2026 (Unaudited)
	ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (consolidated)	ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)	The 3D Printing ETF	ARK Israel Innovative Technology ETF
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)(1)	$ 904,554,102	$821,779,028	$ 68,126,375	$139,355,809
Investments in affiliated securities at fair value (Note 2)	69,469,322	2,265,364	—	—
Cash	—	—	5	—
Foreign currency	115,364	—	1	—
Receivables:
Dividends and interest	24,733	99,186	8,979	5,069
Capital shares sold	985,047	1,692,836	—	3,041,597
Investment securities sold	3,999,882	212,437	—	2,111,881
Securities lending income	10,709	895	330	6,451
Tax reclaims	37,294	19,791	230,537	—
Total Assets	979,196,453	826,069,537	68,366,227	144,520,807
LIABILITIES:
Due to custodian	8,133	—	—	—
Due to custodian for foreign currency	—	4,571	—	616
Payables:
Capital shares purchased	4,329,929	—	—	—
Investment securities purchased	10,738,830	4,567,872	—	3,032,542
Management fees (Note 3)	690,809	459,357	39,087	56,190
Other accrued expenses	—	—	601	1,170
Total Liabilities	15,767,701	5,031,800	39,688	3,090,518
NET ASSETS	$ 963,428,752	$821,037,737	$ 68,326,539	$141,430,289
NET ASSETS CONSIST OF:
Paid-in capital	$ 2,256,887,553	$734,803,063	$ 325,064,246	$229,114,410
Total distributable (accumulated loss)	(1,293,458,801)	86,234,674	(256,737,707)	(87,684,121)
NET ASSETS	$ 963,428,752	$821,037,737	$ 68,326,539	$141,430,289
Shares outstanding no par value (unlimited shares authorized)	22,250,000	25,650,000	3,000,000	4,650,000
Net asset value, per share	$ 43.30	$ 32.01	$ 22.78	$ 30.42
Investments in non-affiliated securities at cost	$ 1,186,000,182	$808,097,872	$ 79,067,471	$113,281,044
Investments in affiliated securities at cost	$ 60,162,586	$ 3,859,349	$ —	$ —
Foreign currency at cost	$ 113,519	$ —	$ 1	$ —

(1)  Includes loaned securities having a market value of $12,041,353, $10,303,594, $4,416,700 and $6,484,378 for ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF), ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF), The 3D Printing ETF and ARK Israel Innovative Technology ETF, respectively.

See accompanying Notes to Financial Statements.

Statements of Operations
For the Six Months Ended January 31, 2026 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF (consolidated)
INVESTMENT INCOME:
Unaffiliated dividend income	$ 295,258	$ 2,624,067	$ 2,986,434	$ 1,026,622
Foreign withholding tax	—	(120,879)	(119,264)	(72,100)
Securities lending income	161,545	544,819	1,924,338	320,896
Total Income	456,803	3,048,007	4,791,508	1,275,418
EXPENSES:
Management fees	4,473,862	6,079,720	29,885,584	8,857,662
Overdraft expense	—	14	484	3,157
Total Expenses	4,473,862	6,079,734	29,886,068	8,860,819
Net Investment Loss	(4,017,059)	(3,031,727)	(25,094,560)	(7,585,401)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(10,529,407)	42,959,001	(193,948,429)	(54,035,671)
Investments in affiliated securities	(12,934,697)	(22,292,392)	(101,853,617)	1,312,662
In-kind redemptions – non-affiliated securities	86,117,997	34,365,698	2,076,984,894	935,388,120
In-kind redemptions – affiliated securities	9,778,363	172,861	51,080,338	4,535,733
Net realized gain	72,432,256	55,205,168	1,832,263,186	887,200,844
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	158,505,529	284,433,999	(1,930,693,510)	(1,037,881,441)
Investments in affiliated securities	19,054,391	26,467,314	214,542,078	(53,378,031)
Change in unrealized appreciation (depreciation)	177,559,920	310,901,313	(1,716,151,432)	(1,091,259,472)
Net realized and unrealized gain (loss) on investments and foreign currency translation	249,992,176	366,106,481	116,111,754	(204,058,628)
Net Increase (Decrease) in Net Assets Resulting From Operations	$245,975,117	$363,074,754	$ 91,017,194	$ (211,644,029)

See accompanying Notes to Financial Statements.

Statements of Operations (concluded)
For the Six Months Ended January 31, 2026 (Unaudited)
	ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (consolidated)	ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)	The 3D Printing ETF	ARK Israel Innovative Technology ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$ 441,557	$ 1,225,177	$ 386,015	$ 683,757
Affiliated dividend income	—	23,703	—	—
Foreign withholding tax	(21,041)	(29,655)	(17,998)	(135,472)
Securities lending income	146,410	2,159	891	19,942
Total Income	566,926	1,221,384	368,908	568,227
EXPENSES:
Management fees	4,828,903	1,892,467	243,237	305,428
Overdraft expense	1,716	182	107	6,570
Other expenses	—	—	3,744	6,363
Total Expenses	4,830,619	1,892,649	247,088	318,361
Less expense waivers and reimbursements	—	(6,868)(1)	—	—
Net Expenses	4,830,619	1,885,781	247,088	318,361
Net Investment Income (Loss)	(4,263,693)	(664,397)	121,820	249,866
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(16,696,499)	7,257,250	(14,488,060)	12,704,434
Investments in affiliated securities	2,404,530	—	—	—
Written option	—	—	—	—
Foreign currency transactions	20,085	(16,034)	(23,834)	(12,166)
In-kind redemptions – non-affiliated securities	517,974,976	170,915,800	1,928,997	1,495,253
In-kind redemptions – affiliated securities	636,792	(1,050,605)	—	—
Net realized gain (loss)	504,339,884	177,106,411	(12,582,897)	14,187,521
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	(686,372,824)	(92,754,044)	16,766,794	1,577,309
Investments in affiliated securities	(24,566,570)	1,259,852	—	—
Foreign currency translation	4,599	387	48,693	(19)
Change in unrealized appreciation (depreciation)	(710,934,795)	(91,493,805)	16,815,487	1,577,290
Net realized and unrealized gain (loss) on investments and foreign currency translation	(206,594,911)	85,612,606	4,232,590	15,764,811
Net Increase (Decrease) in Net Assets Resulting From Operations	$(210,858,604)	$ 84,948,209	$ 4,354,410	$16,014,677

(1)  The Adviser has agreed to reduce the acquired fund fees and expenses from their management fees for ARK Space and Defense Innovation ETF as a result of investing in The 3D Printing ETF. Refer to Note 3.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution ETF		ARK Autonomous Technology & Robotics ETF
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
OPERATIONS:
Net investment loss	$ (4,017,059)	$ (8,994,461)	$ (3,031,727)	$ (2,528,212)
Net realized gain (loss) on investments and foreign currency transactions	72,432,256	(1,210,928,365)	55,205,168	(214,868,086)
Net change in unrealized appreciation on investments and foreign currency translations	177,559,920	1,017,090,974	310,901,313	712,625,449
Net increase (decrease) in net assets resulting from operations	245,975,117	(202,831,852)	363,074,754	495,229,151
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(4,619,543)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	908,863,540	1,859,869,317	504,921,892	106,648,852
Cost of shares redeemed	(893,886,799)	(2,108,636,484)	(66,168,927)	(141,294,993)
Net increase (decrease) in net assets resulting from shareholder transactions	14,976,741	(248,767,167)	438,752,965	(34,646,141)
Increase (decrease) in net assets	260,951,858	(451,599,019)	797,208,176	460,583,010
NET ASSETS:
Beginning of period	1,011,802,935	1,463,401,954	1,252,402,839	791,819,829
End of period	$1,272,754,793	$ 1,011,802,935	$2,049,611,015	$1,252,402,839
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	42,400,000	54,300,000	12,900,000	14,000,000
Shares sold	30,250,000	75,700,000	4,250,000	1,200,000
Shares redeemed	(30,800,000)	(87,600,000)	(600,000)	(2,300,000)
Shares outstanding, end of period	41,850,000	42,400,000	16,550,000	12,900,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Innovation ETF		ARK Next Generation Internet ETF
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	(consolidated) Six Months Ended January 31, 2026 (Unaudited)	(consolidated) Year Ended July 31, 2025
OPERATIONS:
Net investment loss	$ (25,094,560)	$ (42,967,278)	$ (7,585,401)	$ (11,480,358)
Net realized gain (loss) on investments and foreign currency transactions	1,832,263,186	(14,635,185)	887,200,844	7,367,939
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,716,151,432)	3,123,262,732	(1,091,259,472)	1,177,100,779
Net increase (decrease) in net assets resulting from operations	91,017,194	3,065,660,269	(211,644,029)	1,172,988,360
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(33,510,301)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,667,783,162	10,377,792,723	2,326,873,825	421,980,051
Cost of shares redeemed	(19,119,428,866)	(11,371,564,581)	(2,754,161,880)	(482,992,098)
Net decrease in net assets resulting from shareholder transactions	(1,451,645,704)	(993,771,858)	(427,288,055)	(61,012,047)
Increase (decrease) in net assets	(1,360,628,510)	2,071,888,411	(672,442,385)	1,111,976,313
NET ASSETS:
Beginning of period	8,037,586,439	5,965,698,028	2,506,358,485	1,394,382,172
End of period	$ 6,676,957,929	$ 8,037,586,439	$ 1,833,916,100	$2,506,358,485
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	106,850,000	131,100,000	15,850,000	17,800,000
Shares sold	223,800,000	179,200,000	14,500,000	3,100,000
Shares redeemed	(241,450,000)	(203,450,000)	(16,950,000)	(5,050,000)
Shares outstanding, end of period	89,200,000	106,850,000	13,400,000	15,850,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF)		ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)
	(consolidated) Six Months Ended January 31, 2026 (Unaudited)	(consolidated) Year Ended July 31, 2025	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
OPERATIONS:
Net investment loss	$ (4,263,693)	$ (6,374,882)	$ (664,397)	$ (190,839)
Net realized gain (loss) on investments and foreign currency transactions	504,339,884	42,197,203	177,106,411	(18,357,781)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(710,934,795)	642,711,228	(91,493,805)	169,545,655
Net increase (decrease) in net assets resulting from operations	(210,858,604)	678,533,549	84,948,209	150,997,035
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(993,300)	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,452,658,321	202,001,376	725,084,788	56,904,403
Cost of shares redeemed	(1,637,352,862)	(348,773,379)	(388,773,000)	(34,359,721)
Net increase (decrease) in net assets resulting from shareholder transactions	(184,694,541)	(146,772,003)	336,311,788	22,544,682
Increase (decrease) in net assets	(396,546,445)	531,761,546	421,259,997	173,541,717
NET ASSETS:
Beginning of period	1,359,975,197	828,213,651	399,777,740	226,236,023
End of period	$ 963,428,752	$1,359,975,197	$ 821,037,737	$ 399,777,740
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	25,350,000	30,400,000	15,300,000	14,800,000
Shares sold	28,250,000	4,600,000	22,500,000	2,450,000
Shares redeemed	(31,350,000)	(9,650,000)	(12,150,000)	(1,950,000)
Shares outstanding, end of period	22,250,000	25,350,000	25,650,000	15,300,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	The 3D Printing ETF		ARK Israel Innovative Technology ETF
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
OPERATIONS:
Net investment income	$ 121,820	$ 328,736	$ 249,866	$ 347,599
Net realized gain (loss) on investments and foreign currency transactions	(12,582,897)	(16,813,901)	14,187,521	10,101,426
Net change in unrealized appreciation on investments and foreign currency translations	16,815,487	20,907,775	1,577,290	23,037,011
Net increase in net assets resulting from operations	4,354,410	4,422,610	16,014,677	33,486,036
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(550,809)	(470,008)	(3,391,981)	(440,003)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—	15,045,630	610,729
Cost of shares redeemed	(10,194,102)	(34,589,244)	(4,210,206)	(14,897,487)
Net increase (decrease) in net assets resulting from shareholder transactions	(10,194,102)	(34,589,244)	10,835,424	(14,286,758)
Increase (decrease) in net assets	(6,390,501)	(30,636,642)	23,458,120	18,759,275
NET ASSETS:
Beginning of period	74,717,040	105,353,682	117,972,169	99,212,894
End of period	$ 68,326,539	$ 74,717,040	$141,430,289	$117,972,169
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,450,000	5,100,000	4,300,000	4,950,000
Shares sold	—	—	500,000	25,000
Shares redeemed	(450,000)	(1,650,000)	(150,000)	(675,000)
Shares outstanding, end of period	3,000,000	3,450,000	4,650,000	4,300,000

See accompanying Notes to Financial Statements.

Financial Highlights ARK Genomic Revolution ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 23.86	$ 26.95	$ 37.94	$ 36.67	$ 84.40	$ 53.70
Net investment loss(1)	(0.09)	(0.19)	(0.20)	(0.23)	(0.35)	(0.24)
Net realized and unrealized gain (loss) on investments	6.64	(2.90)	(10.79)	1.50	(47.00)	31.73
Total gain (loss) from investment operations	6.55	(3.09)	(10.99)	1.27	(47.35)	31.49
Distributions to shareholders:
Net realized gains	—	—	—	—	(0.38)	(0.79)
Total distributions	—	—	—	—	(0.38)	(0.79)
Net asset value, end of period	$ 30.41	$ 23.86	$ 26.95	$ 37.94	$ 36.67	$ 84.40
Market value, end of period	$ 30.43	$ 23.82	$ 26.95	$ 38.00	$ 36.61	$ 84.35
Total Return at Net Asset Value(2)	27.44%	(11.46)%	(28.97)%	3.46%	(56.27)%	58.48%
Total Return at Market Value(2)	27.75%	(11.61)%	(29.08)%	3.80%	(56.32)%	58.39%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,272,755	$1,011,803	$1,463,402	$2,496,662	$2,780,026	$8,588,014
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.67)%(3)	(0.79)%	(0.71)%	(0.70)%	(0.62)%	(0.28)%
Portfolio turnover rate(4)	14%	33%	26%	28%	51%	45%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Autonomous Technology & Robotics ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 97.09	$ 56.56	$ 58.83	$ 56.11	$ 81.12	$ 52.69
Net investment loss(1)	(0.21)	(0.20)	(0.13)	(0.16)	(0.30)	(0.33)
Net realized and unrealized gain (loss) on investments	27.27	40.73	(2.14)	2.88	(24.10)	29.42
Total gain (loss) from investment operations	27.06	40.53	(2.27)	2.72	(24.40)	29.09
Distributions to shareholders:
Net investment income	(0.31)	—	—	—	—	—
Net realized gains	—	—	—	—	(0.61)	(0.66)
Total distributions	(0.31)	—	—	—	(0.61)	(0.66)
Net asset value, end of period	$ 123.84	$ 97.09	$ 56.56	$ 58.83	$ 56.11	$ 81.12
Market value, end of period	$ 123.92	$ 97.07	$ 56.53	$ 58.86	$ 56.07	$ 81.18
Total Return at Net Asset Value(2)	27.89%	71.66%	(3.86)%	4.85%	(30.27)%	55.31%
Total Return at Market Value(2)	28.00%	71.72%	(3.96)%	4.98%	(30.38)%	55.17%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,049,611	$1,252,403	$791,820	$1,170,658	$1,211,939	$2,806,640
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.37)%(3)	(0.28)%	(0.25)%	(0.32)%	(0.42)%	(0.41)%
Portfolio turnover rate(4)	13%	27%	20%	21%	54%	86%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Innovation ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 75.22	$ 45.50	$ 50.42	$ 45.14	$ 119.91	$ 80.37
Net investment loss(1)	(0.26)	(0.39)	(0.33)	(0.30)	(0.60)	(0.75)
Net realized and unrealized gain (loss) on investments	(0.11)	30.11	(4.59)	5.58	(73.39)	42.33
Total gain (loss) from investment operations	(0.37)	29.72	(4.92)	5.28	(73.99)	41.58
Distributions to shareholders:
Net realized gains	—	—	—	—	(0.78)	(2.04)
Total distributions	—	—	—	—	(0.78)	(2.04)
Net asset value, end of period	$ 74.85	$ 75.22	$ 45.50	$ 50.42	$ 45.14	$ 119.91
Market value, end of period	$ 74.87	$ 75.33	$ 45.53	$ 50.45	$ 45.13	$ 120.00
Total Return at Net Asset Value(2)	(0.49)%	65.31%	(9.75)%	11.71%	(62.04)%	51.65%
Total Return at Market Value(2)	(0.61)%	65.45%	(9.75)%	11.79%	(62.08)%	51.76%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$6,676,958	$8,037,586	$5,965,698	$9,295,353	$9,336,819	$22,495,429
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.63)%(3)	(0.71)%	(0.74)%	(0.74)%	(0.75)%	(0.63)%
Portfolio turnover rate(4)	20%	43%	39%	26%	55%	71%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Next Generation Internet ETF (consolidated) For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 158.13	$ 78.34	$ 67.23	$ 54.55	$ 147.37	$ 99.48
Net investment loss(1)	(0.51)	(0.72)	(0.46)	(0.37)	(0.81)	(0.98)
Net realized and unrealized gain (loss) on investments	(18.41)	80.51	11.57	13.05	(88.70)	50.76
Total gain (loss) from investment operations	(18.92)	79.79	11.11	12.68	(89.51)	49.78
Distributions to shareholders:
Net investment income	(2.35)	—	—	—	—	—
Net realized gains	—	—	—	—	(3.31)	(1.89)
Total distributions	(2.35)	—	—	—	(3.31)	(1.89)
Net asset value, end of period	$ 136.86	$ 158.13	$ 78.34	$ 67.23	$ 54.55	$ 147.37
Market value, end of period	$ 136.91	$ 157.97	$ 77.79	$ 67.31	$ 54.48	$ 147.55
Total Return at Net Asset Value(2)	(12.11)%	101.87%	16.52%	23.25%	(61.95)%	50.06%
Total Return at Market Value(2)	(11.99)%	103.07%	15.57%	23.55%	(62.04)%	50.24%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,833,916	$2,506,358	$1,394,382	$1,650,511	$1,456,499	$5,813,640
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.64)%(3)	(0.69)%	(0.66)%	(0.74)%	(0.75)%	(0.69)%
Portfolio turnover rate(4)	15%	44%	54%	33%	76%	120%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (consolidated) For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 53.65	$ 27.24	$ 24.16	$ 17.91	$ 50.67	$ 36.18
Net investment loss(1)	(0.17)	(0.23)	(0.13)	(0.10)	(0.24)	(0.30)
Net realized and unrealized gain (loss) on investments	(10.14)	26.64	3.21	6.35	(32.52)	14.97
Total gain (loss) from investment operations	(10.31)	26.41	3.08	6.25	(32.76)	14.67
Distributions to shareholders:
Net investment income	(0.04)	—	—	—	—	—
Net realized gains	—	—	—	—	—	(0.18)
Total distributions	(0.04)	—	—	—	—	(0.18)
Net asset value, end of period	$ 43.30	$ 53.65	$ 27.24	$ 24.16	$ 17.91	$ 50.67
Market value, end of period	$ 43.29	$ 53.69	$ 27.22	$ 24.20	$ 17.88	$ 50.68
Total Return at Net Asset Value(2)	(19.22)%	96.91%	12.78%	34.92%	(64.66)%	40.58%
Total Return at Market Value(2)	(19.30)%	97.25%	12.48%	35.35%	(64.72)%	40.29%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$963,429	$1,359,975	$828,214	$1,088,289	$936,432	$3,610,269
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.66)%(3)	(0.63)%	(0.52)%	(0.56)%	(0.65)%	(0.60)%
Portfolio turnover rate(4)	13%	32%	37%	26%	75%	78%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. (NYSE Arca, Inc. prior to March 31, 2025), using the last share trade. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF) For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	For the Period March 30, 2021(1) through July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 26.13	$ 15.29	$ 15.57	$ 14.93	$ 20.35	$ 20.00
Net investment loss(2)	(0.04)	(0.01)	(0.00)(3)	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	5.92	10.85	(0.28)	0.65	(5.39)	0.37
Total gain (loss) from investment operations	5.88	10.84	(0.28)	0.64	(5.42)	0.35
Total distributions	—	—	—	—	—	—
Net asset value, end of period	$ 32.01	$ 26.13	$ 15.29	$ 15.57	$ 14.93	$ 20.35
Market value, end of period	$ 31.99	$ 26.11	$ 15.25	$ 15.59	$ 14.93	$ 20.34
Total Return at Net Asset Value(4)	22.50%	70.93%	(1.82)%	4.27%	(26.64)%	1.77%
Total Return at Market Value(4)	22.52%	71.21%	(2.18)%	4.42%	(26.60)%	1.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$821,038	$399,778	$226,236	$298,938	$319,536	$607,553
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.75%(5)	0.75%	0.75%	0.75%	0.75%	0.75%(5)
Expenses, net of expense waivers and reimbursements	0.75%(5)	0.74%	0.72%	0.71%	0.70%	0.71%(5)
Net investment loss	(0.26)%(5)	(0.07)%	(0.03)%	(0.10)%	(0.18)%	(0.26)%(5)
Portfolio turnover rate(6)	16%	24%	18%	8%	41%	46%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Amount represents less than $0.005.

(4)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)  Annualized.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) The 3D Printing ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 21.66	$ 20.66	$ 24.45	$ 23.15	$ 38.04	$ 22.28
Net investment income (loss)(1)	0.04	0.08	0.07	(0.00)(2)	(0.05)	0.00(2)
Net realized and unrealized gain (loss) on investments	1.25	1.03	(3.86)	1.30	(14.84)	15.76
Total gain (loss) from investment operations	1.29	1.11	(3.79)	1.30	(14.89)	15.76
Distributions to shareholders:
Net investment income	(0.17)	(0.11)	—	—	(0.00)(2)	—
Total distributions	(0.17)	(0.11)	—	—	(0.00)	—
Net asset value, end of period	$ 22.78	$ 21.66	$ 20.66	$ 24.45	$ 23.15	$ 38.04
Market value, end of period	$ 22.72	$ 21.55	$ 20.62	$ 24.43	$ 23.16	$ 38.00
Total Return at Net Asset Value(3)	5.98%	5.36%	(15.53)%	5.61%	(39.14)%	70.76%
Total Return at Market Value(3)	6.25%	5.03%	(15.60)%	5.48%	(39.05)%	71.48%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$68,327	$74,717	$105,354	$185,855	$209,550	$515,504
Ratio to average net assets of:
Expenses	0.66%(4)	0.66%	0.66%	0.66%	0.66%	0.66%
Net investment income (loss)	0.33%(4)	0.37%	0.31%	(0.01)%	(0.15)%	0.00%(5)
Portfolio turnover rate(6)	24%	42%	39%	45%	37%	59%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Amount represents less than 0.00%.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded) ARK Israel Innovative Technology ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 27.44	$ 20.04	$ 20.09	$ 19.37	$ 30.26	$ 25.00
Net investment income (loss)(1)	0.06	0.08	0.03	(0.00)(2)	(0.04)	0.05
Net realized and unrealized gain (loss) on investments	3.70	7.42	(0.08)	0.72	(10.75)	5.21
Total gain (loss) from investment operations	3.76	7.50	(0.05)	0.72	(10.79)	5.26
Distributions to shareholders:
Net investment income	(0.78)	(0.10)	—	—	(0.10)	—
Total distributions	(0.78)	(0.10)	—	—	(0.10)	—
Net asset value, end of period	$ 30.42	$ 27.44	$ 20.04	$ 20.09	$ 19.37	$ 30.26
Market value, end of period	$ 30.33	$ 27.48	$ 19.98	$ 20.07	$ 19.36	$ 30.15
Total Return at Net Asset Value(3)	13.77%	37.51%	(0.22)%	3.72%	(35.79)%	21.06%
Total Return at Market Value(3)	13.27%	38.16%	(0.45)%	3.67%	(35.57)%	21.87%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$141,430	$117,972	$99,213	$99,934	$118,134	$283,716
Ratio to average net assets of:
Expenses	0.50%(4)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.39%(4)	0.34%	0.13%	(0.02)%	(0.15)%	0.15%
Portfolio turnover rate(5)	30%	56%	43%	51%	58%	88%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements January 31, 2026 (Unaudited)

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of twelve (12) investment portfolios: ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Blockchain & Fintech Innovation ETF, ARK Space & Defense Innovation ETF, The 3D Printing ETF, ARK Israel Innovative Technology ETF, ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF and ARK DIET Q4 Buffer ETF.

These financial statements relate solely to ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Blockchain & Fintech Innovation ETF, ARK Space & Defense Innovation ETF, The 3D Printing ETF, and ARK Israel Innovative Technology ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. Each Fund is classified as a non-diversified management investment company under the 1940 Act. The ARK DIET Q1 Buffer ETF commenced operations on January 2, 2026 and the ARK DIET Q4 commenced operations on October 1, 2025. The ARK DIET Q2 Buffer ETF and the ARK DIET Q3 Buffer ETF have not commenced operations.

The investment objective of the ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Blockchain & Fintech Innovation ETF, and ARK Space & Defense Innovation ETF is long-term growth of capital. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust’s fiscal and tax reporting year ends July 31.

Capitalized terms used but not defined herein shall have the meaning ascribed to such terms in the Funds’ prospectuses.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities that are traded on a securities market are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by the Adviser, which was selected by the Board of Trustees of the Trust (“Board of Trustees”) as valuation designee, to provide such fair values in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and subject to the oversight of, the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security. Investments in money market funds are valued at their NAV as of the close of each business day. Exchange-traded funds are valued at their last sale or official closing price on the principal market.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on an accrual basis.

Notes to Financial Statements (continued) January 31, 2026 (Unaudited)

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Currency Translation

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Wholly-owned Subsidiary

ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation ETF gain exposure to cryptocurrency through investments in wholly-owned subsidiaries ARK Next Generation Internet (Cayman) Fund and ARK Blockchain & Fintech Innovation (Cayman) Fund, respectively (the “Subsidiaries”). The Subsidiaries are organized under the laws of the Cayman Islands. The Subsidiaries are advised by the Adviser, and have the same investment objective as their respective parent Fund. All intercompany transactions and balances have been eliminated in consolidation.

3. Management and Other Agreements

Management

The ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Blockchain & Fintech Innovation ETF, and ARK Space & Defense Innovation ETF, each pay the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive unitary structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive unitary structure. The ARK Israel Innovative Technology ETF pays the Adviser a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive unitary structure. Subject to the oversight of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of trustee fees and various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Adviser has agreed to reduce their Management Fee for the ARK Space & Defense Innovation ETF as a result of investing in The 3D Printing ETF. As such, the Management Fees in the Statement of Operations have been reduced by $6,868. The Adviser has also agreed to waive or credit a portion of the Management Fee in an amount equal to any net profit received by the Adviser for the ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation ETF as a result of investing in ARK 21Shares Bitcoin ETF. The Adviser has not received any net profit for the six-month period ending January 31, 2026.

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and also provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Notes to Financial Statements (continued) January 31, 2026 (Unaudited)

Board of Trustees

Effective January 1, 2026, each Independent Trustee receives an annual retainer fee of $275,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. Prior to this date, the annual retainer fee was $230,000. In addition, the Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of $60,000 and $20,000, respectively, for their service as such. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

4. Creation and Redemption Transactions

As of January 31, 2026, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions may be imposed.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended January 31, 2026 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution ETF	$ 166,296,609	$ 156,941,408
ARK Autonomous Technology & Robotics ETF	205,974,493	213,121,708
ARK Innovation ETF	1,962,638,721	1,502,134,617
ARK Next Generation Internet ETF	399,727,146	350,451,933
ARK Blockchain & Fintech Innovation ETF	224,009,156	162,486,228
ARK Space & Defense Innovation ETF	88,243,496	83,154,422
The 3D Printing ETF	18,461,650	16,996,159
ARK Israel Innovative Technology ETF	36,520,219	40,541,315

For the period ended January 31, 2026, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution ETF	$ 887,080,107	$ 887,776,643
ARK Autonomous Technology & Robotics ETF	503,946,746	66,067,855
ARK Innovation ETF	16,922,490,109	18,815,306,248
ARK Next Generation Internet ETF	2,041,106,779	2,537,510,826
ARK Blockchain & Fintech Innovation ETF	1,244,308,079	1,496,449,199
ARK Space & Defense Innovation ETF	717,988,159	387,260,309
The 3D Printing ETF	—	10,030,953
ARK Israel Innovative Technology ETF	15,010,384	4,150,671

6. Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (“BNY”) (the “Program”), which provides for the lending of securities to qualified brokers. The Funds have selected Morgan Stanley & Co. LLC as its exclusive borrower in connection with the Program. Securities lending income includes earnings on the temporary investment of cash collateral, plus or minus any rebate paid to the borrower. Each of BNY and the Adviser receive a fee, which may be from a portion of the Funds’ returns under the Program, in connection with lending agent and administrative services provided relating to the Program.

Notes to Financial Statements (continued) January 31, 2026 (Unaudited)

Collateral on all securities loaned is accepted in the form of cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value of the securities on loan, plus interest, if applicable. It is the Funds’ policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. As a result, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails the risk of loss to a Fund if, and to the extent that, the market value of the securities loaned increases, the borrower fails to increase the collateral accordingly, and the borrower does not return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNY.

Cash collateral is held in a separate account managed by BNY, which is authorized to exclusively invest such collateral in money market instruments and overnight repurchase agreements collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury, U.S. Government, or any agency, instrumentality, or authority of the U.S. Government. Securities purchased with cash collateral received are reflected in the Schedule of Investments. BNY bears the risk of any deficiency in the amount of cash collateral available for return to the borrower due to losses on the collateral investments.

The value of loaned securities and related collateral outstanding at January 31, 2026 is presented in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by a Fund may not be sold or re-pledged except to satisfy a borrower default and is included in the Fund’s Schedule of Investments and Statement of Assets and Liabilities.

7.Federal Income Tax

Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to federal income tax to the extent it timely distributes substantially all of its net investment income and net capital gains to its shareholders. U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The management of the Funds is required to analyze all open tax years, as defined by the applicable statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At January 31, 2026, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution ETF	$2,695,293,324	$ 68,594,047	$(1,494,344,441)	$(1,425,750,394)
ARK Autonomous Technology & Robotics ETF	1,376,364,774	766,823,875	(86,030,200)	680,793,675
ARK Innovation ETF	9,923,892,585	213,477,463	(3,460,393,121)	(3,246,915,658)
ARK Next Generation Internet ETF	2,102,912,388	202,466,100	(470,338,227)	(267,872,127)
ARK Blockchain & Fintech Innovation ETF	1,246,162,768	48,260,058	(320,399,402)	(272,139,344)
ARK Space & Defense Innovation ETF	811,957,221	66,538,515	(54,451,344)	12,087,171
The 3D Printing ETF	79,067,471	8,490,029	(19,431,125)	(10,941,096)
ARK Israel Innovative Technology ETF	113,281,044	41,512,764	(15,437,999)	26,074,765

The differences between book-basis and tax-basis components of net assets are primarily attributable to tax deferral of losses on wash sales, non-REIT income and basis adjustments, in-kind creation and redemption transactions, net operating losses, foreign currency gains and losses, passive foreign investment companies, grantor trust adjustments, and late year ordinary loss deferrals. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values.

Notes to Financial Statements (continued) January 31, 2026 (Unaudited)

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended July 31, 2025, the Funds incurred and elected to defer to August 1, 2025 Post-October Losses and Late Year Ordinary Losses as follows:

Fund	Late Year Ordinary Deferral	Capital Post-October Loss
ARK Genomic Revolution ETF	$ (4,249,859)	$ —
ARK Autonomous Technology & Robotics ETF	(1,820,310)	—
ARK Innovation ETF	(24,538,875)	—
ARK Next Generation Internet ETF (consolidated)	—	—
ARK Blockchain & Fintech Innovation ETF (consolidated)	—	—
ARK Space & Defense Innovation ETF	(270,586)	—
The 3D Printing ETF	—	—
ARK Israel Innovative Technology ETF	—	—

At July 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution ETF	$255,201,164	$2,778,147,350	$3,033,348,514
ARK Autonomous Technology & Robotics ETF	—	672,513,893	672,513,893
ARK Innovation ETF	866,728,214	6,288,677,874	7,155,406,088
ARK Next Generation Internet ETF (consolidated)	124,949,588	1,720,804,873	1,845,754,461
ARK Blockchain & Fintech Innovation ETF (consolidated)	517,994,752	966,240,457	1,484,235,209
ARK Space & Defense Innovation ETF	15,710,061	82,082,882	97,792,943
The 3D Printing ETF	94,826,720	135,117,403	229,944,123
ARK Israel Innovative Technology ETF	59,772,254	62,862,517	122,634,771

8. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. Investment Risks

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Concentration Risk: The ARK Autonomous Technology & Robotics ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Blockchain & Fintech Innovation ETF is concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The ARK Genomic Revolution ETF is concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Next Generation Internet ETF is concentrated in securities of issuers having their principal business activities in the internet information provider and catalog and mail order house industry. The ARK Space & Defense Innovation ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the (i) industrials sector and (ii) information technology sector. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if their respective indices, The Total 3-D Printing Index and The ARK Israeli Innovation Index, concentrate in such industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF is not concentrated in any industry.

As of January 31, 2026, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry, the ARK Autonomous Technology & Robotics ETF had more than 25% of its assets invested in the aerospace & defense industry, the ARK Space & Defense Innovation ETF had more than 25% of its assets invested in the aerospace & defense industry, and the ARK Israel Innovative Technology ETF had more than 25% of its assets invested in the software industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

Notes to Financial Statements (concluded) January 31, 2026 (Unaudited)

Market Risk: The value of the Funds’ assets will fluctuate as the markets in which the Funds invest fluctuate. The value of the Funds’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, military conflicts, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, exchange trading suspensions and closures (including exchanges of the Funds’ underlying securities), infectious disease outbreaks or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to a Fund and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

Israel Risk: Because ARK Israel Innovative Technology ETF invests in securities of Israeli Companies, ARK Israel Innovative Technology ETF may be exposed to special risks and considerations. There may be less information concerning the securities of Israeli Companies available to the public than the securities of U.S. companies. There is also potential difficulty in obtaining or enforcing a court judgment, and the unique characteristics of securities of Israeli Companies and the Israel stock market may have a negative impact on ARK Israel Innovative Technology ETF. Any major hostilities involving Israel, including hostilities with neighboring countries, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on ARK Israel Innovative Technology ETF. Shares and dividends of Israeli Companies are often Israeli new shekel (“ILS”) denominated. Changes in the relationship of the ILS to the U.S. dollar and other currencies could have a negative impact on ARK Israel Innovative Technology ETF. The government of Israel may change the way in which Israeli Companies are taxed, or may impose taxes on foreign investment. Such actions could have an adverse impact on the overall market for securities of Israeli Companies and on ARK Israel Innovative Technology ETF.

Cryptocurrency Investment Risk: ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation ETF may have exposure to cryptocurrency, such as bitcoin and Ether, indirectly through an investment in ARK 21Shares Bitcoin ETF, ProShares Ether Strategy ETF, and ARK 21Shares Active Ethereum Futures Strategy ETF that will experience any associated volatility of the underlying cryptocurrency. Additionally, the Funds may have exposure to cryptocurrency indirectly through investments in public companies that are active in the cryptocurrency markets. The Funds’ exposure to cryptocurrencies may change over time and, accordingly, such exposure may not always be present in the Funds’ portfolios. Cryptocurrencies such as bitcoin are not “fiat” currencies of any central bank or government and currently are not subject to the authority of any central bank or government authority and are therefore not backed by any government, and regulatory and tax treatment of cryptocurrencies continues to develop.

10. Other Matters

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officer of the Funds act as the chief operating decision maker (“CODM”). The Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and is responsible for the Funds’ long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’.

11. Subsequent Events

Subsequent events occurring after January 31, 2026 have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no additional events have occurred that require disclosure.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-PORT the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling (727) 810-8160. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling (727) 810-8160 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (727) 810-8160 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

Risks Involved with Investing in the Funds (Unaudited)

This report should be read in conjunction with the Funds’ prospectus.

The principal risks of investing in the Funds’ include:

Disruptive Innovation Risk Companies that the Adviser believes create and capitalize on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. A Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future.

Equity Securities Risk The value of the equity securities the Funds hold may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest (e.g., litigation or government regulation), among other factors. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Funds may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Foreign Securities Risk Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities such as risks of currency exchange rates, differences in foreign accounting and legal standards, the availability of less reliable financial information, and government restrictions on repatriation of capital. Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between countries could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events outside of the Trust’s control, including natural disasters, climate change-related events, pandemics (such as the COVID-19 pandemic) or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets and may cause the Trust’s assets to decline.

Concentration Risk The Fund’s assets may be concentrated in a particular industry or group of industries to the extent the Index concentrates in a particular industry or group of industries. If the Fund’s assets are concentrated in a particular industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Index Tracking Risk An Index Fund’s return may not track the performance of the Index for a number of reasons. For example, an Index Fund incurs a number of operating expenses not applicable to the applicable Index and incurs costs associated with buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of the applicable Index. An Index Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the applicable Index. When the Index Fund’s Index is rebalanced and the Index Fund in turn rebalances its portfolio to attempt to increase the correlation between the Index Fund’s portfolio and its applicable Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Index Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index Fund’s applicable Index, which may increase the costs to and the tracking error risk of the Index Fund. In addition, the Index Fund may not be able to invest in certain securities included in the applicable Index or may not be able to invest in them in the exact proportions in which they are represented in the applicable Index, due to legal restrictions or limitations imposed by the governments of certain countries, potential adverse tax consequences or other regulatory reasons. The risk that the Index Fund may not track the performance of the applicable Index may be magnified during times of heightened market volatility or other unusual market conditions. A lack of liquidity may be due to various events, including markets events, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than market price of comparable liquid securities, which would negatively affect the Index Fund’s performance. To the extent the Index Fund calculates its NAV based on “fair value” prices for certain securities and the value of the applicable Index is based on securities’ closing prices (i.e., the value of the Index is not based on “fair value” prices), the Index Fund’s ability to track the

Risks Involved with Investing in the Funds (Unaudited) (continued)

applicable Index may be adversely affected. For tax efficiency purposes, the Index Fund may sell certain securities to realize losses causing it to deviate from the applicable Index. Errors in the construction or calculation of the applicable Index may occur from time to time and any such errors may not be immediately identified and corrected by Solactive, which may have an adverse impact on the Index Fund and its shareholders.

Authorized Participants Concentration Risk A Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

Health Care Sector Risk Companies in the health care sector may be adversely affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Consumer Discretionary Risk The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Cyber Security Risk As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Industrials Sector Risk Companies in the industrials sector may be adversely affected by changes in government regulation (such as through the imposition or removal of tariffs), world events, economic conditions, environmental damages, product liability claims and exchange rates.

Information Technology Sector Risk Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The markets in which many information technology companies compete face rapidly evolving industry standards and government regulations, in the U.S. and abroad, including potential anti-trust actions, fines and penalties, and frequent new service and product announcements, introductions and enhancements, and changing customer demands.

Communications Sector Risk Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation.

Financial Technology Sector Risk Companies in the financial technology (“FinTech”) sector that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future.

Non-Diversified Risk As a non-diversified investment company, a Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Market Trading Risk Each Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for the Fund’s shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in the Fund’s shares trading at a significant premium or discount to NAV. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.

Risks Involved with Investing in the Funds (Unaudited) (concluded)

Subsidiary Risk ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation gain exposure to cryptocurrency through investments in the Subsidiaries. By investing in the Subsidiaries, ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation are indirectly exposed to the risks associated with the Subsidiaries’ investments. The investments held by the Subsidiaries are generally similar to those that are permitted to be held by ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation and are subject to the same risks that apply to similar investments if held directly by ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation. There can be no assurance that the investment objective of ARK Next Generation Internet ETF, ARK Blockchain & Fintech Innovation or the Subsidiaries will be achieved. The Subsidiaries are not registered under the 1940 Act, and generally are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of ARK Next Generation Internet ETF, ARK Blockchain & Fintech Innovation and/or the Subsidiaries to operate as intended and could adversely affect ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of ARK Next Generation Internet ETF, ARK Blockchain & Fintech Innovation and/or the Subsidiaries.

Tax Risk ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation may seek to gain exposure to cryptocurrency through investments in the Subsidiaries. Treasury regulations generally treat ARK Next Generation Internet ETF’s and ARK Blockchain & Fintech Innovation’s income inclusion with respect to the Subsidiaries as qualifying income either if (A) there is a current distribution out of the earnings and profits of the Subsidiaries that are attributable to such income inclusion or (B) such inclusion is derived with respect to ARK Next Generation Internet ETF’s and ARK Blockchain & Fintech Innovation’s business of investing in stock, securities, or currencies. The tax treatment of ARK Next Generation Internet ETF’s and ARK Blockchain & Fintech Innovation’s investments in the Subsidiaries may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of ARK Next Generation Internet ETF’s and ARK Blockchain & Fintech Innovation’s taxable income or any gains and distributions made by ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation. No assurances can be provided that the IRS would not be able to successfully assert that ARK Next Generation Internet ETF’s and ARK Blockchain & Fintech Innovation’s income from investments in the Subsidiaries was not “qualifying income,” in which case ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation would fail to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code if over 10% of their respective gross income was derived from these investments. If ARK Next Generation Internet ETF and ARK Blockchain & Fintech Innovation failed to qualify as regulated investment companies, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
200 Central Avenue
St. Petersburg, FL 33701

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 200 Central Avenue, St. Petersburg, FL 33701 | 727.810.8160 | info@ark-invest.com | ark-funds.com

ARK
INVEST

ARK ETF TRUST

Semi-Annual Financial Statements and Financial Highlights

JANUARY 31, 2026

INVESTING AT THE PACE OF **INNOVATION**

Schedule of Investments ARK DIET Q1 Buffer ETF
January 31, 2026 (Unaudited)
Investments	Shares	Value
EXCHANGE-TRADED FUND – 98.6%
Equity Fund – 98.6%
ARK Innovation ETF*†
(Cost $1,519,281)	19,332	$1,447,387
	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS – 16.3%
Calls – Exchange-Traded – 16.3%
ARK Innovation ETF
Expiration: 12/31/26; Exercise Price: $76.92	96	$738,432	115,577
Expiration: 12/31/26; Exercise Price: $80.77	121	977,317	123,268
			238,845
Total Purchased Options (Cost $250,823)			238,845

MONEY MARKET FUND – 0.7%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.58%(a) (Cost $10,654)		10,654	10,654
Total Investments – 115.6% (Cost $1,780,758)			1,696,886
Liabilities in Excess of Other Assets – (15.6)%			(229,149)
Net Assets – 100.0%			$1,467,737
Investments	Number of Contracts	Notional Amount	Value
Written Option – (15.6)%
Calls – Exchange-Traded – (15.6)%
ARK Innovation ETF
Expiration: 12/31/26; Exercise Price: $76.92 (Cost $(277,504))	(194)	$(1,492,248)	$(229,164)

†      Affiliated security

*      Non-income producing security

(a)   Rate shown represents annualized 7-day yield as of January 31, 2026.

See accompanying Notes to Financial Statements.

1

Schedule of Investments (concluded) ARK DIET Q1 Buffer ETF
January 31, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 12/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026(a)
Exchange-Traded Fund — 98.6%
Equity Fund — 98.6%
ARK Innovation ETF	—	2,046,788	(519,032)	(8,475)	(71,894)	—	—	—	19,332	1,447,387
	$ —	$2,046,788	$(519,032)	$(8,475)	$(71,894)	$ —	$ —	$ —	19,332	$1,447,387

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of January 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2026, based upon the three levels defined above:

ARK DIET Q1 Buffer ETF	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Fund	$1,447,387	$ —	$ —	$1,447,387
Purchased Options	—	238,845	—	238,845
Money Market Fund	10,654	—	—	10,654
Total	$1,458,041	$ 238,845	$ —	$1,696,886
Liabilities
Written Option	—	(229,164)	—	(229,164)
Total	$ —	$(229,164)	$ —	$ (229,164)

See accompanying Notes to Financial Statements.

2

Schedule of Investments ARK DIET Q4 Buffer ETF
January 31, 2026 (Unaudited)
Investments	Shares	Value
EXCHANGE-TRADED FUND – 93.2%
Equity Fund – 93.2%
ARK Innovation ETF*† (Cost $3,015,855)	34,447	$2,579,047
	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS – 13.8%
Puts – Exchange-Traded – 13.8%
ARK Innovation ETF
Expiration: 9/30/26; Exercise Price: $86.30	171	$1,475,730	271,447
Expiration: 9/30/26; Exercise Price: $90.62	222	2,011,764	111,513
			382,960
Total Purchased Options (Cost $473,452)			382,960

MONEY MARKET FUND – 0.9%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.58%(a)
(Cost $24,842)		24,842	24,842
Total Investments – 107.9%
(Cost $3,514,149)			2,986,849
Liabilities in Excess of Other Assets – (7.9)%			(218,485)
Net Assets – 100.0%			$2,768,364
Investments	Number of Contracts	Notional Amount	Value
Written Option – (7.9)%
Calls – Exchange-Traded – (7.9)%
ARK Innovation ETF
Expiration: 9/30/26; Exercise Price: $86.30
(Cost $(534,369))	(346)	$(2,985,980)	$(218,319)

†      Affiliated security

*      Non-income producing security

(a)   Rate shown represents annualized 7-day yield as of January 31, 2026.

See accompanying Notes to Financial Statements.

3

Schedule of Investments (concluded) ARK DIET Q4 Buffer ETF
January 31, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 9/30/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026(a)
Exchange-Traded Fund — 93.2%
Equity Fund — 93.2%
ARK Innovation ETF	—	5,015,418	(1,936,280)	(63,283)	(436,808)	—	—	—	34,447	2,579,047
	$ —	$5,015,418	$(1,936,280)	$(63,283)	$(436,808)	$ —	$ —	$ —	34,447	$2,579,047

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of January 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2026, based upon the three levels defined above:

ARK DIET Q4 Buffer ETF	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Fund	$2,579,047	$ —	$ —	$2,579,047
Purchased Options	—	382,960	—	382,960
Money Market Fund	24,842	—	—	24,842
Total	$2,603,889	$ 382,960	$ —	$2,986,849
Liabilities
Written Option	—	(218,319)	—	(218,319)
Total	$ —	$(218,319)	$ —	$(218,319)

See accompanying Notes to Financial Statements.

4

Statements of Assets and Liabilities
January 31, 2026 (Unaudited)
	ARK DIET Q1 Buffer ETF	ARK DIET Q4 Buffer ETF
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)	$ 10,654	$ 24,842
Investments in affiliated securities at fair value (Note 2)	1,447,387	2,579,047
Purchased options, at value	238,845	382,960
Cash	200	205
Receivables:
Dividends and interest	25	82
Total Assets	1,697,111	2,987,136
LIABILITIES:
Written options, at value	229,164	218,319
Payables:
Management fees (Note 3)	210	453
Total Liabilities	229,374	218,772
NET ASSETS	$ 1,467,737	$ 2,768,364
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,528,422	$ 3,092,224
Total accumulated loss	(60,685)	(323,860)
NET ASSETS	$ 1,467,737	$ 2,768,364
Shares outstanding no par value (unlimited shares authorized)	75,001	150,001
Net asset value, per share	$ 19.57	$ 18.46
Investments in non-affiliated securities at cost	$ 10,654	$ 24,842
Investments in affiliated securities at cost	$ 1,519,281	$ 3,015,855
Premium paid for Purchased options	$ 250,823	$ 473,452
Premium paid for Written options	$ 277,504	$ 534,369

See accompanying Notes to Financial Statements.

5

Statements of Operations
For the Period Ended January 31, 2026 (Unaudited)
	ARK DIET Q1 Buffer ETF(1)	ARK DIET Q4 Buffer ETF(2)
INVESTMENT INCOME:
Unaffiliated dividend income	$ 25	$ 3,948
Total Income	25	3,948
EXPENSES:
Management fees	853	8,221
Overdraft expense	2	1,414
Total Expenses	855	9,635
Less expense waivers and reimbursements	(644)(3)	(6,290	)(3)
Net Expenses	211	3,345
Net Investment Income (Loss)	(186)	603
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in affiliated securities	(8,475)	(57,732)
Purchased options	(8,220)	(79,005)
Written option	(8,272)	37,195
In-kind redemptions – affiliated securities	—	(5,551)
Net realized loss	(24,967)	(105,093)
Change in unrealized appreciation (depreciation) on:
Investments in affiliated securities	(71,894)	(436,808)
Purchased options	(11,978)	(90,492)
Written options	48,340	316,050
Change in unrealized depreciation	(35,532)	(211,250)
Net realized and unrealized loss on investments and foreign currency translation	(60,499)	(316,343)
Net Decrease in Net Assets Resulting From Operations	$ (60,685)	$ (315,740)

(1)    Represents the period January 2, 2026 (commencement of operations) to January 31, 2026.

(2)    Represents the period October 1, 2025 (commencement of operations) to January 31, 2026.

(3)    The Adviser has agreed to reduce the acquired fund fees and expenses from their management fees for ARK DIET Q1 Buffer & DIET Q4 Buffer ETF as a result of investing in ARK Innovation ETF. Refer to Note 3.

See accompanying Notes to Financial Statements.

6

Statements of Changes in Net Assets

	ARK DIET Q1 Buffer ETF	ARK DIET Q4 Buffer ETF
	January 2, 2026(1) to January 31, 2026	October 1, 2025(1) to January 31, 2026
OPERATIONS:
Net investment income (loss)	$ (186)	$ 603
Net realized gain on investments and foreign currency transactions	(24,967)	(105,093)
Net change in unrealized depreciation on investments and foreign currency translations	(35,532)	(211,250)
Net decrease in net assets resulting from operations	(60,685)	(315,740)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	(8,120)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,040,464	5,082,621
Cost of shares redeemed	(512,042)	(1,990,397)
Net increase in net assets resulting from shareholder transactions	1,528,422	3,092,224
Increase in net assets	1,467,737	2,768,364
NET ASSETS:
Beginning of period	—	—
End of period	$1,467,737	$ 2,768,364
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—
Shares sold	100,001	250,001
Shares redeemed	(25,000)	(100,000)
Shares outstanding, end of period	75,001	150,001

(1)    Commencement of operations.

See accompanying Notes to Financial Statements.

7

Financial Highlights ARK DIET Q1 Buffer ETF For a share outstanding throughout each period presented.
For the Period January 2, 2026(1) through January 31, 2026
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment income(2)	(0.00)(3)
Net realized and unrealized loss on investments	(0.43)
Total loss from investment operations	(0.43)
Total distributions	—
Net asset value, end of period	$19.57
Market value, end of period	$19.70
Total Return at Net Asset Value(4)	(2.15)%
Total Return at Market Value(4)	(1.50)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,468
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.69%(5)
Expenses, net of expense waivers and reimbursements	0.17%(5)
Net investment loss	(0.15)%(5)
Portfolio turnover rate(6)	36%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Amount represents less than $0.005.

(4)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)  Annualized.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

8

Financial Highlights (concluded) ARK DIET Q4 Buffer ETF For a share outstanding throughout each period presented.
For the Period October 1, 2025(1) through January 31, 2026
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment income(2)	0.00(3)
Net realized and unrealized loss on investments	(1.49)
Total loss from investment operations	(1.49)
Distributions to shareholders:
Net investment income	(0.02)
Net realized gains	(0.03)
Total distributions	(0.05)
Net asset value, end of period	$18.46
Market value, end of period	$18.73
Total Return at Net Asset Value(4)	(7.50)%
Total Return at Market Value(4)	(6.13)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,768
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.80%(5)
Expenses, net of expense waivers and reimbursements	0.28%(5)
Net investment income	0.05%(5)
Portfolio turnover rate(6)	29%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Amount represents less than $0.005.

(4)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)  Annualized.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

9

Notes to Financial Statements January 31, 2026 (Unaudited)

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of a total of twelve (12) investment portfolios: ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Blockchain & Fintech Innovation ETF, , ARK Space & Defense Innovation ETF, The 3D Printing ETF, ARK Israel Innovative Technology ETF, ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF and ARK DIET Q4 Buffer ETF.

These financial statements relate solely to ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF and ARK DIET Q4 Buffer ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. Each Fund is classified as a non-diversified management investment company under the 1940 Act. The ARK DIET Q1 Buffer ETF commenced operations on January 2, 2026 and the ARK DIET Q4 commenced operations on October 1, 2025. The ARK DIET Q2 Buffer ETF and the ARK DIET Q3 Buffer ETF have not commenced operations.

The investment objective of the Funds is to seek four rolling 12-month periods from January 1 to December 31, April 1 to March 31, July 1 to June 30, and October 1 to September 30 (each, an “Outcome Period”), respectively, to provide investors with a defined risk-return profile, before fees and expenses.

The Trust’s fiscal and tax reporting year ends July 31.

Capitalized terms used but not defined herein shall have the meaning ascribed to such terms in the Funds' prospectus.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities that are traded on a securities market are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by the Adviser, which was selected by the Board of Trustees of the Trust (“Board of Trustees”) as valuation designee, to provide such fair values in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and subject to the oversight of, the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security. Investments in money market funds are valued at their NAV as of the close of each business day. Exchange-traded funds are valued at their last sale or official closing price on the principal market.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on an accrual basis.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

10

Notes to Financial Statements (continued) January 31, 2026 (Unaudited)

Currency Translation

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Management and Other Agreements

Management

Each Fund pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.69% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive unitary structure. Subject to the oversight of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of trustee fees and various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Adviser has agreed to waive a portion of its management fee payable by each Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund(s) in which the Fund invests. As such, the Management Fees in the Statement of Operations have been reduced by $644 for ARK DIET Q1 Buffer ETF and $6,290 for ARK Diet Q4 Buffer ETF.

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and also provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Board of Trustees

Effective January 1, 2026, each Independent Trustee receives an annual retainer fee of $275,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. Prior to this date, the annual retainer fee was $230,000. In addition, the Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of $60,000 and $20,000, respectively, for their service as such. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

4. Creation and Redemption Transactions

As of January 31, 2026, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares

11

Notes to Financial Statements (continued) January 31, 2026 (Unaudited)

of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions may be imposed.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended January 31, 2026 were as follows:

Fund	Purchases	Sales
ARK DIET Q1 Buffer ETF	$ 997,997	$ 519,032
ARK DIET Q4 Buffer ETF	3,992,065	995,625

For the period ended January 31, 2026, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
ARK DIET Q1 Buffer ETF	$ 1,048,790	$ —
ARK DIET Q4 Buffer ETF	1,023,353	940,654

6. Federal Income Tax

Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to federal income tax to the extent it timely distributes substantially all of its net investment income and net capital gains to its shareholders. U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The management of the Funds is required to analyze all open tax years, as defined by the applicable statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At January 31, 2026, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK DIET Q1 Buffer ETF	$ 1,503,253	$ 61,428	$ (96,960)	$ (35,532)
ARK DIET Q4 Buffer ETF	2,979,779	363,878	(575,127)	(211,249)

The differences between book-basis and tax-basis components of net assets are primarily attributable to tax deferral of losses on wash sales, non-REIT income and basis adjustments, in-kind creation and redemption transactions, net operating losses, foreign currency gains and losses, passive foreign investment companies, grantor trust adjustments, and late year ordinary loss deferrals. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values.

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

12

Notes to Financial Statements (continued) January 31, 2026 (Unaudited)

8. Investment Risks

The Funds’ prospectus contains additional information regarding the risks associated with an investment in a Fund. For the remainder of these financial statements, "Fund" refers to one or more of the Funds.

Clearing Member Default Risk. Transactions in certain options such as FLEX Options and listed options are required to be centrally cleared (“cleared options”). In a transaction involving cleared options, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared options through accounts at clearing members. In cleared options positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Margin requirements are set by the OCC and the Fund’s clearing member and generally may be increased at any time. Margin requirements could increase significantly during periods of volatility or market disruptions, and the Fund may be forced to sell assets at a disadvantageous time or price to meet such margin calls, which could negatively impact the Fund’s performance. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Derivatives Risk. Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Underlying ETF may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

FLEX Options Risk. The Fund utilizes FLEX Options guaranteed for settlement by the OCC, and they each bear the risk that the OCC will be unable or unwilling to fulfill its obligations under the FLEX Options contracts, which is a form of counterparty risk. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. Terminating the FLEX Options in a less liquid market may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, in such a market, the liquidation of a large number of options may significantly impact the price. The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless.

13

Notes to Financial Statements (continued) January 31, 2026 (Unaudited)

The value of the FLEX Options will be affected by, among others, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire. During periods of reduced market liquidity or in the absence of readily available market quotations, or when there is reduced availability of reliable objective pricing data for the FLEX Options, the ability of the Fund to value the FLEX Options may become more difficult. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Underlying ETF (although they generally move in the same direction). Due to the cost of the options used by the Fund and other Fund fees and expenses, the correlation of the Fund’s performance to that of the Underlying ETF is expected to be less than if the Fund solely invested directly in the Underlying ETF (i.e., without using options), and could be substantially less. Prior to the expiration date, the value of the FLEX Options will be determined based upon the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF, and it is possible they may move in different directions. As a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Investment Objective and Outcomes Risk. There is no guarantee that the Fund will succeed in its attempt to achieve its investment objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. An investor could lose some or all of their investment in the Fund. Circumstances under which the Fund might not achieve its objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the intended proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the Fund’s investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk – Listed Options. There is no guarantee that a liquid secondary trading market will exist for the listed options, including FLEX Options, in which the Fund may invest. The trading in such listed options may be less deep and liquid than the market for certain other exchange traded option contracts. In a less liquid market for the listed options terminating the listed options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of listed options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its listed option positions. A less liquid trading market may adversely impact the value of the listed options and the value of your investment.

Management Risk. As actively-managed ETFs, the Funds are subject to management risk. In managing the Funds, the Adviser applies investment strategies, techniques and analyses in making investment decisions for the Funds, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser or Sub-Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser or Sub-Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Margin Requirements Risk. The Fund’s positions in listed options, including FLEX Options, on the Underlying ETF are subject to initial and maintenance margin requirements that will require the Fund to pledge assets to collateralize the Fund’s exposure under the options. Margin requirements may increase based on various market conditions, including the volatility or market price of the options or the Underlying ETF. If margin requirements increase, the Fund may be required to sell its investments to meet its margin posting obligations.

Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments, and those of the Underlying ETF, may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund and/or the Underlying ETF invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s

14

Notes to Financial Statements (continued) January 31, 2026 (Unaudited)

investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests and the Underlying ETF in ways that could have a significant negative impact on the Fund’s investment performance.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable.

Option Writing Risk. The Funds invest in options that derive their performance from the performance of the Underlying ETF. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the Underlying ETF, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the Underlying ETF. This means that if the Underlying ETF experiences gains for an Outcome Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the Underlying ETF and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of the Underlying ETF or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

Other Investment Companies Risk. In addition to investing in options, the Fund invests in the Underlying ETF, which is another investment company. Accordingly, shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the Underlying ETF. Shareholders would also be exposed to the risks associated not only with the Fund, but also with the portfolio investments of the Underlying ETF. The underlying securities in the Underlying ETF may not follow the price movements of the industry or sector the Underlying ETF is designed to track. Trading in the Underlying ETF may be halted if the trading in one or more of the Underlying ETF’s underlying securities is halted, which could result in the Underlying ETF being more volatile.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. In addition, the participation rate may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods, although the Hurdle strike price is set at 5% over the Underlying ETF’s share price at the beginning of each Outcome Period. This means that the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses and when the share price of the Underlying ETF declines the Fund’s returns will be further reduced by the Fund’s fees and expenses. The Hurdle and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. As a result, the performance of the Fund over an Outcome period will be reduced by these fees and expenses. If an investor purchases shares after the Outcome Period starts or sell their shares before the Outcome Period ends, they may receive a very different return based on the Fund’s current value. Investors purchasing shares of the Fund after the Outcome Period begins can see their expected Outcome until the end of the period by visiting the https://www.ark-funds.com.

Position Limits Risk. The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as “position limits.” The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written)

15

Notes to Financial Statements (concluded) January 31, 2026 (Unaudited)

with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain listed options or FLEX Options be aggregated with positions in certain other options for purposes of calculating position limits.

The clearing members that clear the Fund’s listed option positions are required to monitor and report the Fund’s positions to the options exchanges and may be required to liquidate positions in excess of these limits. Failure to comply with position limits may result in the imposition of fines and other sanctions by the options exchanges.

Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor and its affiliates may be aggregated. Therefore, the trading decisions of the Advisor may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund and prevent the Fund from achieving its investment objective. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy.

9. Other Matters

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officer of the Funds act as the chief operating decision maker (“CODM”). The Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and is responsible for the Funds’ long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’.

10. Subsequent Events

Subsequent events occurring after January 31, 2026 have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no additional events have occurred that require disclosure.

16

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-PORT the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling (727) 810-8160. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling (727) 810-8160 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (727) 810-8160 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

17

Risks Involved with Investing in the Funds (Unaudited)

This report should be read in conjunction with the Funds’ prospectus.

The principal risks of investing in the Funds’ include:

Communications Sector Risk. The Underlying ETF will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Cyber Security Risk. As the use of internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, ransomware attacks that impair the Fund’s ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund’s third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund’s trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund’s investment in that issuer. While the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of their third-party service providers, trading counterparties, or issuers.

Equity Securities Risk. The value of the equity securities that the Underlying ETF holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such securities participate or factors relating to specific companies in which the Underlying ETF invests. An unfavorable earnings report or a failure to make anticipated dividend payments by an issuer whose securities are held by the Underlying ETF may affect the value of the Underlying ETF’s investment. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Underlying ETF’s equity investments.

•        Special Purpose Acquisition Companies (SPACs). The Underlying ETF may invest in stocks of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Because SPACs and similar entities are so-called “blank check companies” and do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. An investment in a SPAC or similar entity is subject to a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Underlying ETF may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Underlying ETF may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in an SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase

18

Risks Involved with Investing in the Funds (Unaudited) (continued)

shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in an SPAC may develop, leaving the Underlying ETF unable to sell its interest in an SPAC or to sell its interest only at a price below what the Underlying ETF believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Financial Technology Risk. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Fintech Innovation Companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A Fintech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, Fintech Innovation Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Foreign Securities Risk. Investment in the securities of foreign issuers involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because many foreign securities markets may be limited in size, the prices of securities that trade in such markets may be influenced by large traders. Certain foreign markets that have historically been considered relatively stable may become volatile in response to changed conditions or new developments. Increased interconnectivity of world economies and financial markets increases the possibility that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Underlying ETF’s ability to invest in foreign securities or may prevent the Underlying ETF from repatriating its investments. In addition, the Underlying ETF may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute shareholder communications.

Certain issuers located in foreign countries in which the Underlying ETF may invest may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Underlying ETF, as an investor in such issuers, will be indirectly subject to those risks. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Underlying ETF from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Underlying ETF’s liquidity and performance.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Underlying ETF. Because of these restrictions, the Underlying ETF may invest in entities that provide economic exposure to specific foreign issuers through contractual arrangements, but do not provide the entities or the Underlying ETF with ownership interests in those foreign issuers. Changes in law or regulation could significantly harm the value of the Underlying ETF’s investments in such entities. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Underlying ETF also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment.

19

Risks Involved with Investing in the Funds (Unaudited) (continued)

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

•        Biotechnology Company Risk. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

•        Pharmaceutical Company Risk. Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

•        Internet Company Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

•        Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

•        Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent

20

Risks Involved with Investing in the Funds (Unaudited) (concluded)

protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will fluctuate in accordance with changes in their NAV and supply and demand on an Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities in the Fund’s portfolio trading individually or in the aggregate at any point in time. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. Any of these factors, discussed above and further below, may lead to Shares trading at a premium or discount to the Fund’s NAV.

While Shares are listed on an exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV. The Funds’ distributor does not maintain a secondary market in the Shares. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming directly with the Fund.

Decisions by market makers or APs to reduce their role or “step away” from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a price which differs materially from NAV and also in greater than normal intraday bid/ask spreads for Fund Shares.

Non-Diversified Risk. Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. Each Fund is classified as a “non-diversified” investment company under the 1940 Act, although each is diversified for Internal Revenue Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, each Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Tax Risk. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

21

Board Approval of Management and Sub-Advisory Agreements (Unaudited)

Board Approval of Management and Sub-Advisory Agreements for ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF and ARK DIET Q4 Buffer ETF

Under section 15(c) of the Investment Company Act of 1940 (“1940 Act”), ARK ETF Trust’s (“Trust”) Board of Trustees (“Trustees” or “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (“Independent Trustees”), was required to consider whether to approve the proposed (i) Supervision Agreement between the Trust and ARK Investment Management, LLC (“ARK” or the “Investment Adviser”) on behalf of ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF, and ARK DIET Q4 Buffer ETF (each, a “Fund” and, collectively, the “Funds”) (“Supervision Agreement”); (ii) Investment Advisory Agreement between the Trust and ARK (collectively with the Supervision Agreement, “Management Agreements”) on behalf of the Funds; and (iii) the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreements, the “Agreements”) between ARK and Milliman Financial Risk Management LLC (the “Sub-Adviser”). At the September 23, 2025 meeting of the Board (the “Meeting”), the Board, including a majority of the Independent Trustees, initially approved the proposed Management Agreements on behalf of the Funds.

In advance of the Meeting, the Independent Trustees and their counsel reviewed and discussed information provided by ARK that they determined was reasonably necessary to evaluate the terms of the proposed Management Agreements. In connection with their consideration of each Agreement, the Trustees received written materials and oral presentations prepared by the Investment Adviser and the Sub-Adviser on the topics covered and were advised by their independent legal counsel. In evaluating the Management Agreements, the Trustees considered information included in presentations made by the Investment Adviser and other information received at prior Board meetings. Prior to voting on the proposed Management Agreements on behalf of the Funds, the Independent Trustees met in Executive Session with ARK’s senior management and also met in private sessions with their counsel at which time no representatives of management were present.

After the presentation of relevant information by ARK’s senior management and extensive discussions prior to and at the Meeting, the Trustees, including the Independent Trustees voting separately, unanimously approved the proposed Agreements on behalf of the Funds. The determination made by all of the Trustees to approve the proposed Agreements was made on the basis of each Trustee’s business judgment after considering all of the information presented to them. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with their evaluation of the proposed Agreements. In approving the proposed Agreements on behalf of the Funds, the following factors were considered by the Trustees, and no one factor was determinative:

Management Agreements:

(a) Nature, Extent and Quality of Services provided by ARK to the Funds under the Management Agreements. The Trustees considered the nature, extent and quality of the services that ARK would provide to the Funds under the proposed Management Agreements, including: (i) the qualifications of the portfolio manager, analysts and other key personnel of ARK who would provide the supervisory and investment advisory services to the Funds; and (ii) the terms of the proposed Management Agreements. The Trustees considered ARK’s senior management’s discussion of the various duties and responsibilities of ARK under the proposed Management Agreements. The Trustee’s also considered that the Funds would employ a “manager of managers” structure, whereby ARK is responsible for selecting a sub-adviser (subject to Board approval) and overseeing its day-to-day management of Fund assets. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by ARK and its affiliates (including oversight of the Sub-Adviser) The Trustees also considered information regarding ARK’s efforts relating to business continuity planning. In addition, the Trustees considered the sub-adviser oversight process that ARK was expected to employ going forward, which included areas such as investment analytics, risk management and compliance. The Trustees also considered the organizational structure of ARK, the quality of ARK’s investment, administrative, operations, compliance and legal personnel that ARK currently provides to other series of the Trust overseen by the Board and would provide to the Funds, and ARK’s proposed management of the operations of the Funds.

Based on these and other factors, the Trustees concluded that the nature, extent and quality of the supervisory and investment advisory services that would be provided to the Funds by ARK pursuant to the proposed Management Agreements were satisfactory and supported the decision of the Trustees to approve the proposed Management Agreements with respect to the Funds.

(b) Performance. The Trustees noted that as newly established series of the Trust, the Funds had no performance history that they could review.

(c) Proposed Fees and Estimated Expenses. The Trustees considered the proposed fees payable by the Funds to ARK under the proposed Management Agreements in relation to the services to be received by the Funds from ARK. In evaluating the reasonableness of the proposed fees payable by the Funds, the Trustees noted that the proposed fees generally were in line with the fees paid by other series of the Trust. The Board also took into account the Funds’ proposed fee and expense structure, noting that under that structure ARK would generally pay all non-management expenses of the Funds other than certain excluded expenses, such as taxes and governmental fees, brokerage

22

Board Approval of Management and Sub-Advisory Agreements (Unaudited) (continued)

fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses. They also considered ARK's undertaking to waive a portion of its management fee payable by each Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund(s) in which the Fund invests.

The Trustees concluded that the proposed fees that would be paid by the Funds under the Management Agreements were reasonable considering the services that the Funds would receive.

(d) The extent to which economies of scale may be realized as the Funds’ assets increase and whether fee levels would reflect economies of scale. The Trustees considered ARK’s senior management’s discussion of the proposed fee and expense structure for the Funds and noted that the proposed unitary fee structure effectively acts as a cap on the fees and expenses (excluding certain specific investment-related and extraordinary fees and expenses) that are borne by the Funds. The Trustees also noted that ARK would bear most of the ordinary fees and expenses of the Funds. The Trustees further noted that, although there currently are no breakpoints in the proposed fee structure for the Funds, if the Funds’ assets increase over time, the Funds might realize other economies of scale if assets increase proportionally more than certain other expenses.

Based on these considerations, the Trustees concluded that adding breakpoints at specified levels to the Funds’ proposed fee structure was not appropriate at that time.

(e) Costs and Profitability. In considering the anticipated profitability of the Funds to ARK, the Trustees noted the challenges in evaluating the profitability of the Funds given that they had not yet commenced operations and there were not comparable investment products currently being offered. The Trustees noted, however, that under the Funds’ proposed fee and expense structure, the Funds would not be profitable to ARK until such time as the Funds had achieved scale.

(f) Benefits derived or to be derived by ARK and its affiliates from ARK’s relationship with the Funds. The Trustees then considered the extent to which ARK may derive any ancillary or indirect benefits from the Funds’ operations as a result of ARK’s relationship with the Funds. The Trustees noted that ARK’s reputation as an asset manager could benefit from the performance of the Funds, which has the potential to aid ARK in gathering assets for its non-fund business operations. The Trustees also considered that ARK’s affiliates were likely to benefit if the Funds have a positive reception and gain popularity.

The Board concluded that the nature and amount of any indirect benefits that ARK and its affiliates would receive from ARK’s relationship with the Funds are reasonable.

(g) Financial Resources of ARK. The Trustees then considered whether ARK was financially sound and had adequate resources to perform its obligations under the proposed Management Agreements.

Based on the information provided to the Board, the Trustees concluded that ARK had sufficient financial resources necessary to continue to perform its obligations under the Management Agreements.

General Conclusion. Based on its consideration of all the factors discussed, and such other information as it deemed appropriate and relevant, the Board concluded that it would be in the best interest of the Funds and their shareholders to approve the proposed the Management Agreements on behalf of the Funds, including the proposed fees payable under those Agreements. Accordingly, the Board, with Independent Trustees voting separately, unanimously approved the proposed Management Agreements with respect to the Funds.

Sub-Advisory Agreement:

Nature, Extent, and Quality of the Services to be Provided Under the Sub-Advisory Agreement. The Trustees considered the nature, extent and quality of the services that the Sub-Adviser would provide to the Funds under the proposed Sub-Advisory Agreement. In evaluating the Sub-Advisory Agreement, the Trustees relied upon materials furnished and presentations made by ARK and the Sub-Adviser. In evaluating the nature, extent, and quality of services to be provided by the Sub-Adviser, the Trustees considered information on the services to be provided to the Funds by the Sub-Adviser, including information about (i) the qualifications of the Sub-Adviser’s portfolio managers and other key personnel of the Sub-Adviser who would provide investment advisory services to the Funds and their compensation structure; (ii) the Sub-Adviser’s policies and procedures in place to address potential conflicts of interest; and (iii) the Sub-Adviser’s compliance program and code of ethics. In this regard, they also considered assessments provided by ARK of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees also considered information regarding the Sub-Adviser’s efforts related to business continuity planning. Based on these and other factors, the Trustees concluded that the nature, extent and quality of the services expected to be provided to the Funds by the Sub-Adviser pursuant to the proposed Sub-Advisory Agreement were satisfactory and supported the decision of the Trustees to approve the proposed Sub-Advisory Agreement with respect to the Funds.

23

Board Approval of Management and Sub-Advisory Agreements (Unaudited) (concluded)

Costs of Services to be Provided. The Trustees reviewed the terms of the proposed Sub-Advisory Agreement, including the sub-advisory fee to be payable by ARK to the Sub-Adviser. They considered any breakpoints in the sub-advisory fee rate to be payable under the Sub-Advisory Agreement and that the benefit of any breakpoints would not lower the overall cost of services to the Funds. The Trustees noted that the compensation paid to the Sub-Adviser would be paid by ARK, not by the Funds. They also noted that the terms of the Sub-Advisory Agreement were the result of arms’ length negotiations between ARK and the Sub-Adviser. The Trustees considered the amount of the proposed fees expected to be retained by ARK. The Trustees concluded that the proposed fee under the Sub-Advisory Agreement was reasonable considering the services that the Funds expected to receive under the Sub-Advisory Agreement.

General Conclusion. Based on its consideration of all the factors discussed, and such other information as it deemed appropriate and relevant, the Board concluded that it would be in the best interest of the Funds and their shareholders to approve the proposed Sub-Advisory Agreement on behalf of the Funds, including the proposed sub-advisory fee payable under that Agreement. Accordingly, the Board, with Independent Trustees voting separately, unanimously approved the proposed Sub-Advisory Agreement with respect to the Funds.

24

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
200 Central Avenue
St. Petersburg, FL 33701

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 200 Central Avenue, St. Petersburg, FL 33701 | 727.810.8160 | info@ark-invest.com | ark-funds.com

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 for ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF and ARK DIET Q4 Buffer ETF.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and
Chief Investment Officer (principal executive officer)

Date: April 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and
Chief Investment Officer (principal executive officer)

Date: April 9, 2026

By (Signature and Title)*	/s/ William C. Cox
William C. Cox, Treasurer and Chief Financial Officer
(principal financial officer)

Date: April 9, 2026

* Print the name and title of each signing officer under his or her signature